SEMI-ANNUAL REPORT
June 30, 1997


ADVANCE CAPITAL I, Inc.
An investment company with five funds

Table of Contents
--------------------------------------------------
                                              Page
A Letter to Our Shareholders..................2
Financial Highlights..........................4

PORTFOLIO OF INVESTMENTS

     Equity Growth Fund.......................9
     Bond Fund...............................15
     Balanced Fund...........................18
     Long Term Income Fund...................30
     Retirement Income Fund..................32

Statement of Assets and Liabilities..........40
Statement of Operations......................41
Statement of Changes in Net Assets...........42
Notes to Financial Statements................45

Dear Shareholders,

     A 1996 end of year warning by Alan Greenspan kept stock returns in the "normal" range for much of the first quarter. By the second quarter, however, investors had shrugged off the chairman's warning and quickly elevated stocks to new heights. The S&P 500 Index returned almost six percent during April and May and over four percent for June. Incredibly, the Index has returned over twenty percent for the year and 110 percent for the three years ended June 30th.

     Impressive stock returns combined with solid economic growth and low inflation has been the catalyst for record inflows into stock mutual funds over the past few years. The higher demand for stocks has pushed prices and valuations to record levels. On the surface it appears a market "correction" is not only probable, but imminent. Many in the investment community, however, believe this market is different, the pattern has changed. They theorize that smaller federal deficits, a controlled monetary policy and globalization of markets has lead to an indefinite period of economic and investment prosperity. If they are correct, current stock valuations are probably warranted. If not, stocks are indeed overpriced and a "correction" is necessary to bring values back to historical norms.

     George Santayana once said, "Those who cannot remember the past are condemned to repeat it." At the peak of prior bull markets, investors were euphoric about the almost effortless money to be made. National and local economies were booming, jobs were plentiful, inflation was low and consumer confidence was high; times were good. This investor euphoria happened in the mid 1920's, again in the late 1950's to mid 1960's and is widely evident today. Although the years change, the feeling of unending prosperity is the same.
Each of the earlier periods was also witness to the pitfalls of an economic and market downturn. There is no question that the current economic boom will eventually subside and stocks will correct. The unknowns are when and by how much. As investors, however, it is important to remember that investing is a long term commitment and short term market fluctuations should be expected.
If today's market, for example, should be reduced by half, a correction of historic portions, the market would have the same valuation as in February of 1995. A 1987 - type correction would put valuations back only to November of last year. The cost, in commissions, taxes and anxiety is too great to warrant any attempt to avoid the correction. Long term growth happens in the market, not on the sidelines. For this reason we maintain a fully invested posture in all of our mutual funds.

     Within this environment, the Advance Capital I, Inc. Funds have performed in-line with their respective investment objectives. The growth portfolios, the Equity Growth and the Balanced Fund, increased 6.9 and 10.2 percent for the first half of the year. Fixed income returns have been limited almost exclusively to the yield from the bonds. The Bond, Long Term and Retirement Income Funds have returned 2.8, 2.0 and 3.4 percent through June 30th. As we write this letter we note that stocks and bonds have continued their advance, tacking on considerable gains in July. We remain committed to our investment philosophies and continue to maintain a fully invested posture.

                                     Sincerely,


/s/ Robert J. Cappelli                                 /s/ John C. Shoemaker
Robert J. Cappelli                                     John C. Shoemaker


August 11, 1997

                                                 ADVANCE CAPITAL I, INC.
                                                  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

                                                                     EQUITY GROWTH
                                               --------------------------------------------------------------------
                                               (Unaudited)
                                                Six months
                                                  ended                    Years ended December 31
                                                 June 30,    ------------------------------------------------------
                                                  1997       1996        1995        1994        1993        1992
                                               ----------- --------    --------    --------    --------    --------
Selected Per-Share Data
  Net asset value, beginning of year . . . .   $14.72      $12.53       $9.08      $9.46       $9.94       $9.83
                                               --------    --------    --------    --------    --------    --------
Income from investment operations
  Net investment income (loss) . . . . . . .    (0.04)      (0.07)     (0.03)      (0.03)       0.12        0.10

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .     1.06        2.26       3.48       (0.35)       0.07        0.11
                                               --------    --------    --------    --------    --------    --------
  Total from investment operations . . . . .     1.02        2.19       3.45       (0.38)       0.19        0.21
                                               --------    --------    --------    --------    --------    --------
Less distributions
  Net investment income  . . . . . . . . . .     0.00        0.00       0.00        0.00       (0.12)      (0.10)

  Net realized gain on investments . . . . .     0.00        0.00       0.00        0.00       (0.55)       0.00
                                               --------    --------    --------    --------    --------    --------
  Total distributions  . . . . . . . . . . .     0.00        0.00       0.00        0.00       (0.67)      (0.10)
                                               --------    --------    --------    --------    --------    --------
Net asset value, end of period . . . . . . .   $15.74      $14.72      $12.53      $9.08       $9.46       $9.94
                                               ========    ========    ========    ========    ========    ========

Total Return . . . . . . . . . . . . . . . .    6.93%      17.48%     38.00%      -4.02%       2.13%       2.22%


Ratios and Supplemental Data
  Net assets, end of period (in thousands) .   $47,689     $38,767    $25,625     $12,634       $7,577     $7,094
  Ratio of expenses to average net assets. .     1.09%       1.09%      1.12%       1.21%        1.16%      1.22%
  Ratio of net investment income (loss)
    to average net assets  . . . . . . . . .    -0.56%      -0.50%     -0.29%      -0.30%        1.27%      1.05%
  Portfolio turnover rate  . . . . . . . . .    22.03%      24.75%     13.86%      18.05%      135.55%     96.05%
  Average commission rate per share* . . . .   $0.0276     $0.0261

  * For fiscal years beginning after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


                                            See Notes To Financial Statements

                                                ADVANCE CAPITAL I, INC.
                                           FINANCIAL HIGHLIGHTS - Continued
------------------------------------------------------------------------------

                                                                     BOND
                                               --------------------------------------------------------------------
                                               (Unaudited)
                                                Six months
                                                  ended                    Years ended December 31
                                                 June 30,    ------------------------------------------------------
                                                   1997      1996        1995        1994        1993        1992
                                               ----------- --------    --------    --------    --------    --------
Selected Per-Share Data
  Net asset value, beginning of year . . . .   $10.37      $10.79       $9.61      $10.82      $10.51      $10.52
                                               --------    --------     -------    --------    --------    --------
Income from investment operations
  Net investment income  . . . . . . . . . .     0.35        0.70        0.70        0.71        0.72        0.70

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .    (0.07)      (0.42)       1.18       (1.21)       0.45        0.01
                                               --------    --------    --------    --------    --------    --------
  Total from investment operations . . . . .     0.28        0.28        1.88       (0.50)       1.17        0.71
                                               --------    --------    --------    --------    --------    --------
Less distributions
  Net investment income  . . . . . . . . . .    (0.35)      (0.70)      (0.70)      (0.71)      (0.72)      (0.70)

  Net realized gain on investments . . . . .     0.00        0.00        0.00        0.00       (0.14)      (0.02)
                                               --------    --------    --------    --------    --------    --------
  Total distributions  . . . . . . . . . . .    (0.35)      (0.70)      (0.70)      (0.71)      (0.86)      (0.72)
                                               --------    --------    --------    --------    --------    --------
Net asset value, end of period . . . . . . .   $10.30      $10.37      $10.79       $9.61      $10.82      $10.51
                                               ========    ========    ========    ========    ========    ========

Total Return . . . . . . . . . . . . . . . .    2.76%       2.81%      20.15%      -4.64%      11.48%       7.04%


Ratios and Supplemental Data
  Net assets, end of period (in thousands) .   $4,188      $4,430      $4,527      $3,999      $4,741      $5,793
  Ratio of expenses to average net assets. .    0.55%       0.55%       0.55%       0.60%       0.61%       0.75%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . .    6.72%       6.71%       6.80%       7.06%       6.57%       6.69%
  Portfolio turnover rate  . . . . . . . . .   31.63%      19.77%       6.69%      21.92%      35.99%      38.22%

                                            See Notes To Financial Statements

                                                 ADVANCE CAPITAL I, INC.
                                           FINANCIAL HIGHLIGHTS - Continued
------------------------------------------------------------------------------

                                                                     BALANCED
                                               --------------------------------------------------------------------
                                               (Unaudited)
                                                Six months
                                                  ended                    Years ended December 31
                                                 June 30,  --------------------------------------------------------
                                                  1997       1996        1995        1994        1993        1992
                                               ----------- --------    --------    --------    --------    --------
Selected Per-Share Data
  Net asset value, beginning of year . . . .   $13.68      $12.57       $9.97      $10.58      $10.36      $10.38
                                               --------    --------    --------    --------    --------    --------
Income from investment operations
  Net investment income  . . . . . . . . . .     0.22        0.41        0.35        0.32        0.29        0.33

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .     1.16        1.37        2.75       (0.61)       0.22       (0.02)
                                               --------    --------    --------    --------    --------    --------
  Total from investment operations . . . . .     1.38        1.78        3.10       (0.29)       0.51        0.31
                                               --------    --------    --------    --------    --------    --------
Less distributions
  Net investment income  . . . . . . . . . .    (0.22)      (0.41)      (0.35)      (0.32)      (0.29)      (0.33)

  Net realized gain on investments . . . . .     0.00       (0.26)      (0.15)       0.00        0.00        0.00
                                               --------    --------    --------    --------    --------    --------
  Total distributions  . . . . . . . . . . .    (0.22)      (0.67)      (0.50)      (0.32)      (0.29)      (0.33)
                                               --------    --------    --------    --------    --------    --------
Net asset value, end of period . . . . . . .   $14.84      $13.68      $12.57       $9.97      $10.58      $10.36
                                               ========    ========    ========    ========    ========    ========

Total Return . . . . . . . . . . . . . . . .   10.15%      14.48%      31.53%      -2.72%       4.97%       3.07%


Ratios and Supplemental Data
  Net assets, end of period (in thousands) .  $89,034     $75,202     $59,299     $44,221     $46,690     $42,440
  Ratio of expenses to average net assets. .    1.06%       1.06%       1.07%       1.10%       1.08%       1.13%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . .    3.07%       3.17%       3.11%       3.18%       2.77%       3.24%
  Portfolio turnover rate  . . . . . . . . .   10.25%      12.79%      22.72%      34.97%     101.29%      42.39%
  Average commission rate per share* . . . .  $0.0266     $0.0278

  * For fiscal years beginning after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


                                            See Notes To Financial Statements

                                                 ADVANCE CAPITAL I, INC.
                                           FINANCIAL HIGHLIGHTS - Continued
 -----------------------------------------------------------------------------

                                                                 LONG TERM INCOME
                                               --------------------------------------------------------
                                               (Unaudited)
                                                Six months
                                                  ended              Years ended December 31
                                                 June 30,  --------------------------------------------
                                                  1997       1996        1995        1994        1993
                                               ----------- --------    --------    --------    --------
Selected Per-Share Data
  Net asset value, beginning of year . . . .   $10.27      $10.78       $9.20      $10.60      $10.00
                                               --------    --------    --------    --------    --------
Income from investment operations
  Net investment income  . . . . . . . . . .     0.34        0.70        0.70        0.72        0.74

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .    (0.15)      (0.51)       1.58       (1.40)       0.77
                                               --------    --------    --------    --------    --------
  Total from investment operations . . . . .     0.19        0.19        2.28       (0.68)       1.51
                                               --------    --------    --------    --------    --------
Less distributions
  Net investment income  . . . . . . . . . .    (0.34)      (0.70)      (0.70)      (0.72)      (0.74)

  Net realized gain on investments . . . . .     0.00        0.00        0.00        0.00       (0.17)
                                               --------    --------    --------    --------    --------
  Total distributions  . . . . . . . . . . .    (0.34)      (0.70)      (0.70)      (0.72)      (0.91)
                                               --------    --------    --------    --------    --------
Net asset value, end of period . . . . . . .   $10.12      $10.27      $10.78       $9.20      $10.60
                                               ========    ========    ========    ========    ========

Total Return . . . . . . . . . . . . . . . .    1.96%       2.09%      25.57%      -6.53%      14.43%


Ratios and Supplemental Data
  Net assets, end of period (in thousands) .   $1,149      $1,395      $1,450      $1,163      $1,079
  Ratio of expenses to average net assets. .    0.72%       0.64%       0.63%       0.63%       0.64%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . .    6.77%       6.86%       6.93%       7.37%       6.60%
  Portfolio turnover rate  . . . . . . . . .  101.38%       6.38%       1.74%      15.39%      75.72%


                                            See Notes To Financial Statements

                                                 ADVANCE CAPITAL I, INC.
                                           FINANCIAL HIGHLIGHTS - Continued
------------------------------------------------------------------------------

                                                                 RETIREMENT INCOME
                                               --------------------------------------------------------
                                               (Unaudited)
                                                Six months
                                                  ended              Years ended December 31
                                                 June 30,  --------------------------------------------
                                                  1997       1996        1995        1994        1993
                                               ----------- --------    --------    --------    --------
Selected Per-Share Data
  Net asset value, beginning of year . . . .   $10.20      $10.51       $9.22      $10.54      $10.00
                                               --------    --------    --------    --------    --------
Income from investment operations
  Net investment income  . . . . . . . . . .     0.37        0.75        0.76        0.76        0.82

  Net realized and unrealized gain (loss)
    on investments . . . . . . . . . . . . .    (0.03)      (0.31)       1.29       (1.32)       0.61
                                               --------    --------    --------    --------    --------
  Total from investment operations . . . . .     0.34        0.44        2.05       (0.56)       1.43
                                               --------    --------    --------    --------    --------
Less distributions
  Net investment income  . . . . . . . . . .    (0.37)      (0.75)      (0.76)      (0.76)      (0.82)

  Net realized gain on investments . . . . .     0.00        0.00        0.00        0.00       (0.07)
                                               --------    --------    --------    --------    --------
  Total distributions  . . . . . . . . . . .    (0.37)      (0.75)      (0.76)      (0.76)      (0.89)
                                               --------    --------    --------    --------    --------
Net asset value, end of period . . . . . . .   $10.17      $10.20      $10.51       $9.22      $10.54
                                               ========    ========    ========    ========    ========

Total Return . . . . . . . . . . . . . . . .    3.44%       4.54%      22.96%      -5.34%      13.92%


Ratios and Supplemental Data
  Net assets, end of period (in thousands) . $183,613    $170,799    $139,299     $84,162     $47,343
  Ratio of expenses to average net assets. .    0.82%       0.82%       0.84%       0.88%       0.88%
  Ratio of net investment income to average
    net assets . . . . . . . . . . . . . . .    7.37%       7.45%       7.64%       7.89%       7.41%
  Portfolio turnover rate  . . . . . . . . .   13.97%       8.34%      15.63%      12.27%      37.59%


                                            See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
ADVERTISING - 1.7%
     Catalina Marketing Corporation*         3,600  $   173,250
     CKS Group, Inc.*                        4,000      135,000
     Heritage Media Corporation*             8,000      151,000
     Omnicom Group, Inc.                     2,500      154,062
     Outdoor Systems, Inc.*                  5,400      206,550

AEROSPACE/DEFENSE - 0.4%
     BE Aerospace, Inc.*                     6,000      189,750

AIR TRANSPORT - 1.1%
     Air Express International Corp.         5,100      202,725
     Atlantic Southeast Airlines, Inc.       5,500      157,437
     Comair Holdings, Inc.                   6,500      179,969

APPAREL - 1.7%
     Gucci Group                             2,100      135,187
     Jones Apparel Group, Inc.*              4,000      191,000
     Nautica Enterprises, Inc.*              6,000      158,625
     Quiksilver, Inc.*                       5,500      176,000
     Warnaco Group, Inc.                     4,500      143,438

AUTO PARTS - 0.4%
     SPX Corporation                         2,700      174,994

BANK - 2.8%
     Bank of New York Company, Inc.          4,600      200,100
     City National Corporation               7,000      168,438
     First American Corporation              7,400      283,975
     First Bank Systems, Inc.                2,000      170,750
     Northern Trust Corporation              4,600      222,525
     Norwest Corp.                           3,800       83,600
     State Street Boston Corporation         4,600      212,750

BEVERAGE - 0.5%
     Robert Mondavi Corporation*             5,000      236,250

BIOTECHNOLOGY-0.5%
     Human Genome Sciences, Inc.*            3,200      106,400
     Protein Design Labs, Inc.*              4,000      114,000

BROADCASTING / CABLE TV - 2.8%
     A.H. Belo Corporation                   3,500      145,688
     Clear Channel Communications*           6,000      369,375
     Cox Communications, Inc.*               6,000      144,000
     Emmis Broadcasting Corporation*         4,000      174,500
     Evergreen Media Corporation*            3,000      133,875
     Jacor Communications, Inc.*             5,000      191,250
     Westwood One, Inc.*                     6,000      193,500

BUILDING MATERIAL - 0.3%
     American Standard Companies, Inc.*      3,000      134,250

CHEMICAL - 2.4%
     Airgas, Inc.*                           7,600      150,575
     Ecolab, Inc.                            3,500      167,125
     Lilly Industries, Inc.                  7,000      140,875
     Raychem Corporation                     2,500      185,937
     Sherwin-Williams Company                5,500      169,812
     Sigma-Aldrich Corporation               5,000      175,312
     Valspar Corporation                     4,500      133,312

COMPUTER & PERIPHERALS - 3.2%
     3COM Corporation, Inc.*                 5,500      247,500
     Adaptec, Inc.*                          4,000      139,000
     Cisco Systems, Inc.*                    3,000      201,375
     EMC Corporation*                        4,300      167,700
     Microchip Technology, Inc.*             4,425      131,644
     SCI Systems, Inc.*                      3,000      191,250
     Sun Microsystems, Inc.*                 8,000      297,750
     Xilinx, Inc.*                           3,300      161,906

              See Notes to Financial Statements

              ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
COMPUTER SOFTWARE & SERVICES - 10.7%
     Adobe Systems, Inc.                     3,000  $   105,188
     BMC Software, Inc.*                     5,600      310,100
     Cadence Design Systems, Inc.*           5,500      184,250
     Cambridge Technology Partners, Inc.*    6,000      192,000
     CBT Group PLC*                          2,500      157,813
     Ceridian Corporation*                   3,500      147,875
     Citrix Systems, Inc.*                   3,500      153,563
     Cognizant Corporation                   4,500      182,250
     Cognos, Inc.*                           4,800      149,400
     Compuware Corporation*                  5,000      238,750
     Electronics for Imaging, Inc.*          3,000      141,750
     First Data Corporation                  3,612      158,702
     Forte Software, Inc.*                   4,500       60,469
     HBO & Company                           4,000      275,500
     Inso Corporation*                       3,500       71,969
     Intuit, Inc.*                           4,200       96,337
     McAfee Associates, Inc.*                3,900      246,187
     National Data Corporation               4,000      173,250
     Network General Corporation*            5,000       74,375
     Oracle Corporation*                     5,000      251,875
     Peoplesoft, Inc.*                       4,000      211,000
     PMT Services, Inc.*                     9,000      137,250
     Rational Software Corporation*          4,000       67,250
     Remedy Corporation*                     3,000      120,000
     Renaissance Solutions, Inc.*            4,400      162,800
     Security Dynamics Tech., Inc.*          5,000      184,375
     Shared Medical Systems Corp.            3,500      189,000
     Sterling Commerce, Inc.*                4,500      147,937
     Symantec Corporation*                   7,800      152,100
     Synopsys, Inc.*                         3,400      124,950
     Visio Corporation*                      2,800      197,400

DIVERSIFIED - 1.0%
     Danaher Corporation                     4,000      203,250
     Service Corp. International             5,200      170,950
     Thermo Electron Corporation*            3,500      119,000

DRUG - 2.0%
     Amgen, Inc.*                            3,300      191,813
     BioChem Pharma, Inc.*                   5,000      111,250
     Biogen, Inc.*                           3,400      115,175
     Dura Pharmaceuticals, Inc.*             3,500      139,563
     Gilead Sciences, Inc.*                  4,000      110,500
     Guilford Pharmaceuticals, Inc.*         4,500      109,125
     Isis Pharmaceuticals, Inc.*             5,500       80,094
     TheraTech, Inc.*                       10,200      119,850

ELECTRIC & GAS UTILITIES-0.4%
     AES Corporation*                        2,900      205,175

ELECTRICAL EQUIPMENT - 0.3%
     Littlefuse, Inc.*                       5,000      141,250

ELECTRONICS - 3.4%
     ADT Ltd.*                               5,500      181,500
     Altera Corporation*                     5,400      272,700
     Checkpoint Systems, Inc.*               6,500      104,406
     Harman International Industries         3,100      130,588
     Lam Research Corporation*               2,300       85,244
     Molex, Inc.                             5,937      207,053
     Symbol Technologies, Inc.*              5,150      173,169
     Teradyne, Inc.*                         3,100      121,675
     Thermedics, Inc.*                       7,000      109,812
     Ultratech Stepper, Inc.*                4,000       91,500
     Waters Corporation*                     3,500      125,563

ENVIRONMENTAL - 1.1%
     Superior Services, Inc.*                7,000      166,250
     United Waste Systems, Inc.*             3,500      143,500
     USA Waste Services, Inc.*               3,550      137,119
     U.S. Filter Corporation*                3,500       95,375

              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
FINANCIAL SERVICES - 4.1%
     Aames Financial Corporation             4,500  $    83,250
     Concord EFS, Inc.*                      4,500      116,438
     CUC International, Inc.*                8,022      207,068
     Finova Group, Inc.                      2,500      191,250
     First USA, Inc.                         5,000      292,187
     Franklin Resources, Inc.                4,650      337,416
     Green Tree Financial Corporation        4,500      160,312
     Mutual Risk Management, Ltd.            5,066      232,403
     Paychex, Inc.                           4,500      171,000
     United Asset Management Corp.           6,200      176,312

FOOD PROCESSING - 0.8%
     Goodmark Foods, Inc.                    5,000       93,750
     International Multifoods Corporation    5,500      138,187
     Tootsie Roll Industries, Inc.           3,666      163,137

FOREIGN TELECOMMUNICATIONS - 1.1%
     Ericsson Telephone                      4,000      157,500
     Reuters Holdings PLC                    2,000      126,000
     Vodafone Group PLC                      4,500      217,969

GROCERY - 1.0%
     Quality Food Centers, Inc.*             2,800      106,400
     Richfood Holdings, Inc.                 7,000      182,000
     Safeway, Inc.*                          4,400      202,950

HOMEBUILDING - 0.6%
     Lennar Corporation                      4,600      146,912
     Rouse Company                           4,900      144,550

HOTEL / GAMING - 1.5%
     Extended Stay America, Inc.*            6,500       97,094
     HFS, Inc.*                              4,000      232,000
     Host Marriott Corporation*              7,500      133,594
     La Quinta Inns, Inc.                    5,500      120,312
     Mirage Resorts, Inc.*                   6,000      151,500

HOUSEHOLD PRODUCTS - 1.4%
     Amway Asia Pacific Ltd.                 4,000      174,500
     First Brands Corporation                5,000      114,687
     Lancaster Colony Corporation            4,000      193,500
     Sunbeam Corporation, Inc.               5,000      188,750

INDUSTRIAL SERVICES - 5.2%
     AccuStaff, Inc.*                        6,000      142,125
     APAC Teleservices, Inc.*                4,000       77,750
     Apollo Group, Inc.*                     4,500      158,625
     Equifax, Inc.                           6,200      230,563
     Interim Services*                       4,000      178,000
     ITT Educational Services, Inc.*         5,200      129,025
     Kelly Services, Inc.                    2,300       72,162
     Manpower, Inc.                          3,900      173,550
     Primark Corporation*                    5,500      146,437
     Quintiles Transnational Corporation*    2,500      174,062
     Robert Half International, Inc.*        4,500      211,781
     Romac International, Inc.*              5,000      163,750
     Roper Industries, Inc.                  3,000      155,625
     Sitel Corporation*                      7,400      152,625
     Sylvan Learning Systems, Inc.*          4,000      136,000
     Vincom Group, Inc.*                     4,000      149,000

INSURANCE - 3.7%
     Ace, Ltd.                               2,800      206,850
     AMBAC, Inc.                             2,600      198,575
     Compdent Corporation*                   4,500       94,781
     Equitable of Iowa Companies             3,100      173,600
     MGIC Investment Corporation             4,000      191,750
     Oxford Health Plans, Inc.*              3,200      229,600
     Progressive Corporation of Ohio         2,800      243,600
     UICI*                                   4,500      132,750
     Vesta Insurance Group, Inc.             4,250      183,812
     Zurich Reinsurance Centre Hold.*        3,100      122,450

              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
-----------------------------------------   ------  -----------
MACHINERY - 2.2%
     AGCO Corporation                        5,000  $   179,688
     Alamo Group, Inc.                       5,000      104,063
     Cognex Corporation*                     5,000      132,500
     Donaldson Company, Inc.                 3,800      144,400
     Greenfield Industries, Inc.             4,000      108,000
     IDEX Corporation                        5,500      181,500
     Parker-Hannifin Corporation             3,000      182,062

MANUFACTURED HOUSING - 0.4%
     Oakwood Homes Corporation               7,000      168,000

MEDICAL SERVICES - 6.1%
     ABR Information Services, Inc.*         5,800      168,200
     Apria Healthcare Group, Inc.*           5,000       88,438
     Equity Corporation International*       4,000       96,750
     Genesis Health Ventures, Inc.*          4,000      135,000
     Health Care & Retirement Corp.*         5,550      185,231
     Health Management Associates*           7,425      211,612
     IDX Systems Corporation*                4,600      158,700
     Lincare Holdings, Inc.*                 3,300      141,900
     MedPartners/Mullikin, Inc.*             5,651      122,203
     Omnicare, Inc.                          4,500      141,187
     Orthodontic Ctrs. of America, Inc.*     6,000      109,125
     PacifiCare Health Systems, Inc.*        1,500       95,812
     PhyCor, Inc.*                           5,000      172,187
     Quorum Health Group, Inc.*              5,000      178,750
     Renal Treatment Centers, Inc.*          5,500      147,812
     Tenet Healthcare Corporation*           6,075      179,212
     United HealthCare Corporation           2,900      150,800
     Universal Health Services, Inc.*        4,800      184,800
     Vencor, Inc.*                           5,400      233,550

MEDICAL SUPPLIES - 4.1%
     Boston Scientific Corporation*          6,245      383,677
     Cardinal Health, Inc.                   4,125      236,156
     Guidant Corporation                     3,000      255,000
     Henry Schein, Inc.*                     5,500      171,875
     IDEXX Laboratories, Inc.*               5,000       62,187
     Life Technologies, Inc.                 5,250      145,687
     Medtronic, Inc.                         2,000      162,000
     Physio-Control International Corp.*     5,500       82,500
     Sola International, Inc.*               4,000      132,000
     Sybron Corporation*                     5,000      199,375
     VISX, Inc.*                             5,000      118,750

METAL FABRICATING - 0.3%
     Kennametal, Inc.                        3,500      150,500

NATURAL GAS - 0.3%
     Sonat, Inc.                             3,000      154,125

NEWSPAPER - 0.4%
     Central Newspapers, Inc.                2,500      179,063

OFFICE EQUIPMENT & SUPPLIES - 1.1%
     Diebold, Inc.                           3,500      136,500
     Ikon Office Solutions, Inc.             3,500       87,281
     Reynolds & Reynolds Company             5,400       85,050
     Unisource Worldwide, Inc.               5,500       88,000
     Wallace Computer Services, Inc.         4,500      135,281

OILFIELD SERVICES - 2.2%
     BJ Services Company*                    2,500      134,063
     Camco International, Inc.               3,500      191,625
     Noble Drilling Corporation*             6,700      151,169
     Pride Petroleum Services, Inc.*         8,000      192,000
     Smith International, Inc.*              4,300      261,225
     Triton Energy Corporation*              3,000      137,438

PACKAGING & CONTAINER- 0.3%
     Sealed Air Corporation*                 3,400      161,500


              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
PETROLEUM - 2.2%
     Apache Corporation                      4,000  $   130,000
     Barrett Resources Corporation*          4,000      119,750
     Devon Energy Corporation                4,500      165,375
     Noble Affiliates, Inc.                  3,900      150,881
     Nuevo Energy Company*                   3,000      123,000
     Tosco Corporation                       7,500      224,531
     United Meridian Corporation*            4,200      126,000

PRECISION INSTRUMENT - 1.3%
     Coherent, Inc.*                         4,000      178,000
     Dionex Corporation*                     3,000      153,750
     KLA Instruments Corporation*            2,600      126,750
     Teleflex, Inc.                          5,000      156,250

PRINTING - 0.3%
     Valassis Communications, Inc.*          5,500      132,000

PUBLISHING - 0.6%
     Harcourt General, Inc.                  3,000      142,875
     Scholastic Corporation*                 4,000      140,000

RAILROAD - 0.7%
     Kansas City Southern Ind., Inc.         2,800      180,600
     Wisconsin Central Transportation*       4,500      167,625

REAL ESTATE INVESTMENT TRUST - 0.6%
     National Health Investors, Inc.         3,700      145,225
     Security Capital Pacific Trust          6,500      148,688

RECREATION - 1.6%
     Callaway Golf Company                   3,400      120,700
     Carmike Cinemas, Inc.*                  6,000      196,500
     Carnival Corporation                    4,500      185,625
     Gaylord Entertainment Company           4,610      106,318
     Harley-Davidson, Inc.                   3,000      143,813

RESTAURANT - 0.8%
     Applebee's International, Inc.          4,200      112,350
     Outback Steakhouse, Inc.*               4,750      114,891
     Sbarro, Inc.                            5,500      152,625

RETAIL STORE - 7.7%
     AutoZone, Inc.*                         5,300      124,881
     Bed Bath & Beyond, Inc.*                7,000      212,625
     Borders Group, Inc.*                    8,000      193,000
     CDW Computer Centers, Inc.*             2,500      132,656
     Circuit City Stores, Inc.               4,300      152,919
     CompUSA, Inc.*                          6,600      141,900
     Dollar General Corporation              9,520      359,380
     Gymboree Corporation*                   4,000       96,000
     Lands' End, Inc.*                       6,200      183,675
     Men's Wearhouse, Inc.*                  5,250      165,375
     MSC Industrial Direct Co., Inc.*        4,000      160,000
     OfficeMax, Inc.*                        9,000      129,938
     Pep Boys-Manny, Moe & Jack              3,500      118,563
     Petco Animal Supplies, Inc.*            5,500      165,000
     PETsMART, Inc.*                         7,000       80,500
     Starbucks Corporation*                  4,000      155,750
     The Sports Authority, Inc.*             7,000      136,063
     Tiffany & Company                       4,000      184,750
     TJX Companies, Inc.                     6,000      158,250
     U.S. Office Products Company*           4,000      122,250
     Viking Office Products, Inc.*           6,400      121,600
     Williams-Sonoma, Inc.*                  5,000      213,750
     Zale Corporation*                       7,000      138,688

SECURITIES BROKERAGE - 1.3%
     Charles Schwab Corporation              6,000      244,125
     Investment Technology Group*            7,800      209,625
     Raymond James Financial, Inc.           6,750      184,781


              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
SEMICONDUCTOR - 1.8%
     Atmel Corporation*                      4,400  $   123,200
     Linear Technology Corporation           5,400      279,450
     Maxim Integrated Products, Inc.*        6,000      341,250
     SDL, Inc.*                              5,000       95,625

SHOE - 0.4%
     Wolverine World Wide, Inc.              6,750      205,031

TELECOMMUNICATIONS EQUIPMENT - 2.3%
     Andrew Corporation*                     3,906      109,856
     Ascend Communications, Inc.*            4,000      157,500
     Aspect Telecommunications Corp.*        6,000      133,500
     Cascade Communications Corp.*           5,500      151,938
     Coherent Commun. Systems Corp.*         5,000      125,000
     DSP Communications, Inc.*               6,000       66,000
     Tellabs, Inc.*                          6,400      357,600

TELECOMMUNICATIONS SERVICE - 2.2%
     360 Communications Company*             6,500      111,313
     Centennial Cellular Corporation*        4,500       71,438
     CommNet Cellular, Inc.*                 5,500      191,125
     InterCel, Inc.*                         8,100      111,375
     Intermedia Communications, Inc.*        3,500      113,313
     Saville Systems PLC*                    4,000      208,000
     United States Cellular Corporation*     3,500      103,688
     WorldCom, Inc.*                         5,000      160,000

TEXTILE - 0.4%
     Unifi, Inc.                             4,500      168,188

THRIFT - 0.3%
     JSB Financial Corporation               3,500      151,375

TOILETRIES/COSMETICS - 0.3%
     Alberto-Culver Company                  4,500      126,000

TOYS - 0.4%
     Mattel, Inc.                            5,625      190,547

TRUCKING & TRANSPORT LEASING - 0.2%
     Werner Enterprise, Inc.                 6,000      116,250
                                                    -----------
TOTAL COMMON STOCK - 98.9%
     (Cost $32,810,646)                             $47,179,413
                                                    ===========


* Securities are non-income producing

              See Notes To Financial Statements

                                           ADVANCE CAPITAL I, INC. - BOND FUND
                                           PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                       JUNE 30, 1997
-------------------------------------------------------------------------------

                                            S & P
                                            Credit                            Principal     Market
Fixed Income Securities                     Rating     Coupon    Maturity     Amount        Value
----------------------------------------    ------     ------    ---------    ----------    ----------
BANK - 10.5%
   Banc One Corporation                      A+         8.740     09/15/03    $  100,000    $  108,844
   Citicorp                                  A          7.250     10/15/11       100,000        99,332
   Harris Bankcorp, Inc.                     A+         9.375     06/01/01        75,000        81,617
   Morgan, J.P. & Company                    AA         8.500     08/15/03       100,000       108,101
   Security Pacific Corporation              A          9.750     05/15/99        40,000        42,214

CHEMICAL - 2.7%
   duPont, E.I. de Nemours & Co.             AA-        6.000     12/01/01       115,000       111,909

COMPUTER & PERIPHERALS - 1.8%
   International Business Machines Corp.     A          7.250     11/01/02        75,000        76,734

ELECTRIC & GAS UTILITIES - 8.5%
   Florida Power Corporation                 AA-        6.875     02/01/08        70,000        69,577
   Northern States Power Co. Minn.           AA-        7.375     03/01/02        40,000        40,382
   Ontario Hydro                             AA-        7.450     03/31/13       150,000       154,094
   Public Service Co. of Oklahoma            A+         7.250     01/01/99        50,000        50,204
   Public Service Electric & Gas             A-         7.000     09/01/24        50,000        45,734

ENVIRONMENTAL - 1.1%
   Waste Management, Inc.                    A-         7.650     03/15/11        45,000        46,635

FINANCIAL SERVICES - 5.0%
   BHP Finance USA Ltd.                      A          7.875     12/01/02       100,000       104,663
   General Electric Capital Corporation      AAA        7.750     03/15/02       100,000       104,383

FOOD PROCESSING - 2.4%
   Archer Daniels Midland Company            AA-        7.125     03/01/13       100,000        99,435

FOREIGN GOVERNMENT - 6.4%
   Province of Ontario                       AA-        7.625     06/22/04       100,000       104,375
   Province of Quebec                        A+         8.800     04/15/03       150,000       163,199

GOVERNMENTAL AGENCY - 1.2%
   Tennessee Valley Authority                AAA        6.125     07/15/03        50,000        48,406


                             See Notes To Financial Statements

                                           ADVANCE CAPITAL I, INC. - BOND FUND
                                           PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                       JUNE 30, 1997
-------------------------------------------------------------------------------

                                            S & P
                                            Credit                            Principal     Market
Fixed Income Securities                     Rating     Coupon    Maturity     Amount        Value
----------------------------------------    ------     ------    ---------    ----------    ----------
INSURANCE - 7.3%
   Aetna Services, Inc.                      A-         7.125     08/15/06    $  100,000    $  100,084
   Allstate Corporation                      A          7.500     06/15/13       100,000       100,518
   CIGNA Corporation                         A-         8.250     01/01/07       100,000       106,883

MACHINERY - 5.4%
   Caterpillar, Inc.                         A+         9.000     04/15/06       100,000       112,713
   Deere & Company                           A+         8.950     06/15/19       100,000       113,100

MEDICAL SERVICES - 2.3%
   Columbia/HCA Healthcare Corporation       A-         7.250     05/20/08       100,000       100,946

MEDICAL SUPPLIES - 5.3%
   Johnson & Johnson                         AAA        8.720     11/01/24       200,000       219,834

METALS & MINING - 2.9%
   Alcan Aluminum Ltd.                       A-         5.875     04/01/00       125,000       122,735

NEWSPAPER - 1.5%
   Knight-Ridder, Inc.                       A          9.875     04/15/09        50,000        61,482

OFFICE EQUIPMENT & SUPPLIES - 0.8%
   Xerox Corporation                         A          9.750     03/15/00        30,000        32,350

PETROLEUM - 3.5%
   Kerr-McGee Corporation                    A-         7.000     11/01/11       150,000       144,631

RAILROAD - 2.6%
   Missouri Pacific Railroad Co.             A          9.400     12/15/00       100,000       107,946

RETAIL STORE - 6.7%
   Sears, Roebuck & Company                  A-         9.250     08/01/97       200,000       200,521
   Wal-Mart Stores, Inc.                     AA         8.625     04/01/01        75,000        79,758

SECURITIES BROKERAGE - 7.1%
   Lehman Brothers Holdings, Inc.            A          8.875     03/01/02       150,000       160,654
   Merrill Lynch & Company, Inc.             AA-        7.375     05/15/06       135,000       137,742


                             See Notes To Financial Statements

                                           ADVANCE CAPITAL I, INC. - BOND FUND
                                           PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                       JUNE 30, 1997
-------------------------------------------------------------------------------

                                            S & P
                                            Credit                            Principal     Market
Fixed Income Securities                     Rating     Coupon    Maturity     Amount        Value
----------------------------------------    ------     ------    ---------    ----------    ----------
SEMICONDUCTOR - 3.3%
   Texas Instruments, Inc.                   A          8.750     04/01/07    $  125,000    $  139,621

TELECOMMUNICATIONS SERVICE - 7.0%
   AT&T Corporation                          AA-        7.750     03/01/07        90,000        94,388
   GTE Southwest, Inc.                       AA-        5.820     12/01/99       100,000        98,658
   Pacific Bell Telephone Co.                AA-        7.000     07/15/04       100,000       100,719

TOBACCO - 2.3%
   Philip Morris Companies, Inc.             A          6.375     02/01/06       100,000        94,513

U.S. GOVERNMENT - 0.4%
   U.S. Treasury                                        6.250     02/15/07        15,000        14,681
                                                                                            ----------
TOTAL FIXED-INCOME SECURITIES - 98.0%
   (Cost $3,995,097)                                                                        $4,104,315
                                                                                            ==========


                             See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                           JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
ADVERTISING - 0.3%
    Catalina Marketing Corporation*          2,000  $    96,250
    CKS Group, Inc.*                         1,000       33,750
    Heritage Media Corporation*              2,000       37,750
    Outdoor Systems, Inc.*                   2,000       76,500

AEROSPACE / DEFENSE - 0.8%
    BE Aerospace, Inc.*                      2,000       63,250
    Boeing Company                           3,400      180,625
    General Motors Corp. - Class H           1,500       86,625
    Lockheed Martin Corporation              2,000      207,125
    McDonnell Douglas Corporation            1,800      123,300
    Raytheon Company                         1,700       86,700

AIR TRANSPORT - 0.3%
    Air Express International Corp.          1,600       63,600
    Atlantic Southeast Airlines, Inc.        1,800       51,525
    Comair Holdings, Inc.                    1,575       43,608
    Pittston Brink's Group                   3,000       90,000

APPAREL - 0.4%
    Gucci Group                                600       38,625
    Nautica Enterprises, Inc.*               1,800       47,588
    Quiksilver, Inc.*                        1,500       48,000
    VF Corporation                           1,800      153,225
    Warnaco Group, Inc.                      1,500       47,812

AUTO PARTS - 0.3%
    Borg-Warner Automotive, Inc.             2,000      108,125
    Dana Corporation                         2,600       98,800
    Genuine Parts Company                    3,000      101,625

AUTO & TRUCK - 0.3%
    Ford Motor Company                       3,500      133,000
    General Motors Corporation               2,400      133,650

BANK - 5.5%
    Bank of Boston Corporation               2,540      183,039
    Bank of New York Company, Inc.           2,800      121,800
    BankAmerica Corporation                  2,000      129,000
    Barnett Banks, Inc.                     10,400      546,000
    Chase Manhattan Corporation              4,840      469,782
    City National Corporation                1,600       38,500
    First American Corporation               4,400      168,850
    First Bank Systems, Inc.                 1,300      110,988
    First Chicago NBD Corporation            3,500      211,750
    First Tennessee National Corp.           5,800      278,400
    First Union Corporation                  5,800      536,500
    J.P. Morgan & Company                    2,000      208,750
    KeyCorp                                  4,000      223,500
    Mellon Bank Corporation                  5,400      243,675
    Mercantile Bancorporation, Inc.          2,050      124,538
    National City Corporation                2,000      105,000
    NationsBank Corporation                  8,000      516,000
    Northern Trust Corporation               1,200       58,050
    Norwest Corporation                        900       50,625
    PNC Bank Corporation                     4,000      166,500
    State Street Boston Corporation          2,400      111,000
    Wells Fargo & Company                      933      251,443

BEVERAGE - 0.6%
    Anheuser-Busch Companies, Inc.           7,400      310,337
    Coca-Cola Company                        1,000       69,813
    PepsiCo, Inc.                            3,000      112,688
    Robert Mondavi Corporation*              1,500       70,875

BIOTECHNOLOGY-0.0%
    Human Genome Sciences, Inc.*             1,200       39,900


              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                           JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
BROADCASTING / CABLE TV - 0.6%
    A.H. Belo Corporation                    1,400  $    58,275
    Clear Channel Communications*            2,200      135,438
    Cox Communications, Inc.*                1,500       36,000
    Emmis Broadcasting Corporation*          1,500       65,438
    Evergreen Media Corporation*             1,200       53,550
    Jacor Communications, Inc.*              1,500       57,375
    U.S. West Media Group*                   4,000       81,000
    Westwood One, Inc.*                      1,700       54,825

BUILDING MATERIALS - 0.1%
    Armstrong World Industries, Inc.         1,500      110,062

CHEMICAL - 2.2%
    A. Schulman, Inc.                        2,000       49,250
    Airgas, Inc.*                            4,000       79,250
    B.F. Goodrich Company                    2,000       86,625
    duPont, E.I. de Nemours & Co.            7,000      441,000
    Lilly Industries, Inc.                   1,500       30,188
    Minnesota Mining & Manufacturing         2,000      204,000
    Monsanto Company                         8,000      344,500
    Raychem Corporation                      1,000       74,375
    Rohm & Haas Company                      1,000       90,063
    Sherwin-Williams Company                 4,000      123,500
    Sigma-Aldrich Corporation                1,500       52,594
    Union Carbide Corporation                2,100       98,831
    WD-40 Company                            2,800      168,000
    Witco Corporation                        2,700      102,600

COMPUTER & PERIPHERALS - 0.8%
    3COM Corporation, Inc.*                  2,050       92,250
    Cisco Systems, Inc.*                     1,300       87,263
    EMC Corporation*                         2,000       78,000
    Hewlett-Packard Company                  3,100      173,600
    Microchip Technology, Inc.*              1,500       44,625
    SCI Systems, Inc.*                       1,000       63,750
    Sun Microsystems, Inc.*                  2,200       81,881
    Xilinx, Inc.*                            2,100      103,031

COMPUTER SOFTWARE & SERVICES - 2.1%
    Adobe Systems, Inc.                      1,200       42,075
    Automatic Data Processing, Inc.          4,000      188,000
    BMC Software, Inc.*                      2,000      110,750
    Cadence Design Systems, Inc.*            1,350       45,225
    Cambridge Technology Partners, Inc.*     2,000       64,000
    CBT Group PLC*                           1,000       63,125
    Ceridian Corporation*                    2,000       84,500
    Cognizant Corporation                    1,600       64,800
    Cognos, Inc.*                            2,100       65,363
    Compuware Corporation*                   2,000       95,500
    First Data Corporation                   1,488       65,379
    Forte Software, Inc.*                    1,600       21,500
    HBO & Company                            2,000      137,750
    Intuit, Inc.*                            1,700       38,994
    McAfee Associates, Inc.*                 1,200       75,750
    Oracle Corporation*                      2,525      127,197
    Peoplesoft, Inc.*                        1,600       84,400
    PMT Services, Inc.*                      2,000       30,500
    Rational Software Corporation*           1,400       23,538
    Remedy Corporation*                      1,200       48,000
    Security Dynamics Tech., Inc.*           1,400       51,625
    Shared Medical Systems Corp.               900       48,600
    Sterling Commerce, Inc.*                 1,300       42,737
    Symantec Corporation*                    2,400       46,800
    Synopsys, Inc.*                          2,000       73,500
    Visio Corporation*                       1,300       91,650

DIVERSIFIED - 1.4%
    AlliedSignal, Inc.                       5,100      428,400
    Danaher Corporation                      1,000       50,813
    Service Corp. International              4,200      138,075
    Textron, Inc.                            3,000      199,125
    Thermo Electron Corporation*             1,350       45,900
    Tomkins PLC                              4,900       87,587
    TRW, Inc.                                2,000      113,625
    United Technologies Corporation          2,200      182,600


              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                           JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
DRUG - 3.6%
    American Home Products Corp.             3,400  $   260,100
    Amgen, Inc.*                             1,100       63,937
    BioChem Pharma, Inc.*                    2,200       48,950
    Biogen, Inc.*                            2,000       67,750
    Bristol-Myers Squibb Company            12,400    1,004,400
    Gilead Sciences, Inc.*                   1,000       27,625
    Guilford Pharmaceuticals, Inc.*          1,500       36,375
    Merck & Company, Inc.                    6,000      621,000
    Pfizer, Inc.                             3,000      359,250
    Schering-Plough Corporation              4,000      191,500
    TheraTech, Inc.*                         3,500       41,125
    Warner-Lambert Company                   3,800      472,150

DRUGSTORE - 0.1%
    Rite Aid Corporation                     2,000       99,750

ELECTRIC & GAS UTILITIES - 2.6%
    AES Corporation*                           600       42,450
    Baltimore Gas & Electric Company         5,700      152,119
    CMS Energy Corporation                   2,300       81,075
    Consolidated Edison Co. of N.Y.          1,900       55,931
    Duke Power Company                       8,935      428,337
    Edison International                     6,500      161,688
    Entergy Corporation                      4,000      109,500
    Florida Progress Corporation             5,500      172,219
    General Public Utilities Corp.           3,600      129,150
    Hawaiian Electric Industries, Inc.       2,300       88,838
    Northern States Power Company            2,500      129,375
    Ohio Edison Company                      4,500       97,875
    PacifiCorp                               8,400      184,800
    Public Service of Colorado               4,700      195,344
    TECO Energy, Inc.                        7,700      196,831
    Texas Utilities Company                  3,500      120,531

ELECTRICAL EQUIPMENT - 1.9%
    Corning, Inc.                            2,500      139,063
    Emerson Electric Company                 5,000      275,313
    General Electric Company                16,400    1,072,150
    Hubbell, Inc.                            3,200      140,800
    Littlefuse, Inc.*                        2,000       56,500

ELECTRONICS - 0.5%
    Altera Corporation*                      2,000      101,000
    Checkpoint Systems, Inc.*                2,000       32,125
    Harman International Industries          1,050       44,231
    Lam Research Corporation*                1,300       48,181
    Molex, Inc.                              2,343       81,712
    Symbol Technologies, Inc.*               3,000      100,875
    Thermedics, Inc.*                        2,000       31,375
    Ultratech Stepper, Inc.*                 1,000       22,875

ENVIRONMENTAL - 0.4%
    Browning-Ferris Industries, Inc.         3,000       99,750
    Superior Services, Inc.*                 3,100       73,625
    U.S. Filter Corporation*                 1,200       32,700
    USA Waste Services, Inc.*                1,000       38,625
    WMX Technologies, Inc.                   4,500      144,562

FINANCIAL SERVICES - 2.0%
    American Express Company                 5,000      374,687
    Countrywide Credit Industries, Inc.      4,000      124,750
    CUC International, Inc.*                 3,432       88,589
    Finova Group, Inc.                       1,000       76,500
    First USA, Inc.                          2,800      163,625
    Franklin Resources, Inc.                 1,500      108,844
    Green Tree Financial Corporation         2,000       71,250
    Household International, Inc.            1,000      117,437
    Mutual Risk Management, Ltd.             3,333      152,901
    Paychex, Inc.                            2,250       85,500
    Student Loan Marketing Association         800      101,600
    Travelers, Inc.                          3,600      227,025
    United Asset Management Corp.            2,000       56,875


              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                            JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
FOOD PROCESSING - 1.0%
    Goodmark Foods, Inc.                     5,200  $    97,500
    Heinz(H.J) Company                       3,500      161,437
    Hershey Foods Corp.                      2,800      154,875
    International Multifoods Corporation     1,500       37,688
    Kellogg Company                          1,500      128,438
    Quaker Oats Company                      2,000       89,750
    Sara Lee Corporation                     4,500      187,312
    Tootsie Roll Industries, Inc.            1,236       55,002

FOREIGN TELECOMMUNICATIONS - 0.4%
    BCE, Inc.                                4,400      123,200
    Ericsson Telephone                       1,800       70,875
    Reuters Holdings PLC                     1,000       63,000
    Vodafone Group PLC                       2,100      101,719

GROCERY - 0.3%
    Albertson's, Inc.                        2,900      105,850
    Richfood Holdings, Inc.                  2,000       52,000
    Safeway, Inc.*                           2,000       92,250

HOMEBUILDING - 0.3%
    Lennar Corporation                       1,700       54,294
    Rouse Company                            7,000      206,500

HOTEL / GAMING - 0.2%
    HFS, Inc.*                               1,500       87,000
    La Quinta Inns, Inc.                     1,500       32,813
    Mirage Resorts, Inc.*                    2,000       50,500

HOUSEHOLD PRODUCTS - 1.6%
    Amway Asia Pacific Ltd.                  1,000       43,625
    Clorox Company                           1,900      250,800
    Colgate-Palmolive Company                6,200      404,550
    First Brands Corporation                 2,000       45,875
    Kimberly-Clark Corporation               5,800      288,550
    Lancaster Colony Corporation             1,000       48,375
    Proctor & Gamble Company                 1,200      169,200
    Sunbeam Corporation, Inc.                1,600       60,400
    Tupperware Corporation*                  2,000       73,000

INDUSTRIAL SERVICES - 0.9%
    AccuStaff, Inc.*                         2,000       47,375
    Apollo Group, Inc.*                      1,500       52,875
    Equifax, Inc.                            4,600      171,063
    Interim Services*                        1,116       49,662
    Kelly Services, Inc.                       700       21,963
    Manpower, Inc.                           1,500       66,750
    Primark Corporation*                     1,800       47,925
    Quintiles Transnational Corporation*     1,000       69,625
    Robert Half International, Inc.*         1,500       70,594
    Sitel Corporation*                       2,400       49,500
    Sylvan Learning Systems, Inc.*           3,450      117,300
    Vincom Group, Inc.*                      1,200       44,700

INSURANCE - 2.6%
    Ace, Ltd.                                1,000       73,875
    AFLAC, Inc.                              2,400      113,400
    Allstate Corporation                     3,615      263,895
    AMBAC, Inc.                              1,300       99,287
    American International Group, Inc.       4,125      616,172
    Equitable of Iowa Companies              2,100      117,600
    Hartford Financial Services Group, Inc.  2,000      166,250
    Marsh & McLennan Companies, Inc.         2,000      142,750
    MBIA, Inc.                               1,500      169,219
    MGIC Investment Corporation              2,000       95,875
    Oxford Health Plans, Inc.*               1,600      114,800
    Progressive Corporation of Ohio          1,000       87,000
    St. Paul Companies, Inc.                 2,700      205,875
    Vesta Insurance Group, Inc.              1,000       43,250
    Zurich Reinsurance Centre Hold.*         1,000       39,500


              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                           JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
MACHINERY - 1.3%
    Aeroquip-Vickers, Inc.                   2,100  $   102,112
    AGCO Corporation                         2,000       71,875
    Alamo Group, Inc.                        1,500       31,219
    Briggs & Stratton Corporation            1,200       60,000
    Caterpillar, Inc.                        1,800      193,725
    Deere & Company                          4,200      230,475
    Dover Corporation                        5,200      319,800
    Greenfield Industries, Inc.              1,400       37,800
    IDEX Corporation                         2,000       66,000
    Parker-Hannifin Corporation              1,050       63,722

MANUFACTURED HOUSING - 0.1%
    Oakwood Homes Corporation                2,000       48,000

MEDICAL SERVICES - 1.1%
    ABR Information Services, Inc.*          1,600       46,400
    Apria Healthcare Group, Inc.*            1,000       17,687
    Health Care & Retirement Corp.*          3,700      123,488
    Health Management Associates*            3,712      105,792
    Lincare Holdings, Inc.*                  1,000       43,000
    MedPartners/Mullikin, Inc.*              2,000       43,250
    Omnicare, Inc.                           2,800       87,850
    Orthodontic Ctrs. of America, Inc.*      1,400       25,463
    PacifiCare Health Systems, Inc.*           700       44,713
    PhyCor, Inc.*                            1,500       51,656
    Quorum Health Group, Inc.*               1,000       35,750
    Renal Treatment Centers, Inc.*           1,700       45,687
    Tenet Healthcare Corporation*            2,025       59,737
    United HealthCare Corporation            1,300       67,600
    Universal Health Services, Inc.*         2,200       84,700
    Vencor, Inc.*                            3,100      134,075

MEDICAL SUPPLIES - 1.4%
    Abbott Laboratories                      3,600      240,300
    Baxter International, Inc.               3,000      156,750
    Boston Scientific Corporation*           2,498      153,471
    Cardinal Health, Inc.                    1,800      103,050
    Guidant Corporation                      1,000       85,000
    Johnson & Johnson                        2,560      163,200
    Life Technologies, Inc.                  1,800       49,950
    Medtronic, Inc.                          1,800      145,800
    Sola International, Inc.*                1,500       49,500
    Sybron Corporation*                      2,000       79,750
    VISX, Inc.*                              1,000       23,750

METAL FABRICATING - 0.0%
    Kennametal, Inc.                         1,000       43,000

METALS & MINING - 0.5%
    Aluminum Company of America              4,000      301,500
    Inco Limited                             2,000       60,125
    Placer Dome, Inc.                        4,000       65,500

NATURAL GAS - 0.4%
    Enron Corporation                        5,400      220,388
    Sonat, Inc.                              1,800       92,475

NEWSPAPER - 0.3%
    Central Newspapers, Inc.                 1,000       71,625
    Gannett Company, Inc.                    1,900      187,625

OFFICE EQUIPMENT & SUPPLIES - 0.5%
    Diebold, Inc.                            1,400       54,600
    Ikon Office Solutions, Inc.              1,800       44,888
    Pitney Bowes, Inc.                       2,000      142,500
    Reynolds & Reynolds Company              5,600       88,200
    Unisource Worldwide, Inc.                1,900       30,400
    Wallace Computer Services, Inc.          1,500       45,094

OILFIELD SERVICES - 1.0%
    Baker Hughes, Inc.                       4,000      154,750
    Camco International, Inc.                1,000       54,750
    Halliburton Company                      3,500      277,375


              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                           JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
OILFIELD SERVICES - 1.0% (Continued)
    Pride Petroleum Services, Inc.*          2,800  $    67,200
    Schlumberger, Ltd.                       1,000      125,000
    Smith International, Inc.*               2,300      139,725
    Triton Energy Corporation*               1,200       54,975

PACKAGING & CONTAINER - 0.1%
    Triton Energy Corporation*               2,000       95,000

PAPER & FOREST PRODUCTS - 0.8%
    Georgia Pacific Corporation              1,400      119,525
    International Paper Company              8,000      388,500
    James River Corporation                  3,000      111,000
    Weyerhaeuser Company                     2,200      114,400

PETROLEUM - 4.4%
    Amerada Hess Corporation                 1,300       72,231
    Amoco Corporation                        2,400      208,650
    Apache Corporation                       1,800       58,500
    Ashland Oil, Inc.                        1,800       83,475
    Atlantic Richfield Company               2,000      141,000
    British Petroleum Co. PLC                4,000      299,500
    Devon Energy Corporation                 1,500       55,125
    Exxon Corporation                       12,600      774,900
    Mobil Corporation                       10,000      698,750
    Noble Affiliates, Inc.                   2,800      108,325
    Phillips Petroleum Company               3,000      131,250
    Repsol SA                                2,500      106,094
    Royal Dutch/Shell Transport Group       13,600      734,400
    Tosco Corporation                        3,000       89,812
    Union Texas Petroleum Holdings           6,700      140,281
    United Meridian Corporation*             1,500       45,000
    USX-Marathon Group                       4,500      129,937

PRECISION INSTRUMENT - 0.4%
    Coherent, Inc.*                          1,100       48,950
    Dionex Corporation*                      1,000       51,250
    Eastman Kodak Company                    2,900      222,575
    Teleflex, Inc.                           2,000       62,500

PRINTING - 0.1%
    R.R. Donnelley & Sons Company            2,500       91,563

PUBLISHING - 0.5%
    Harcourt General, Inc.                   1,200       57,150
    McGraw-Hill, Inc.                        4,000      235,250
    Scholastic Corporation*                  1,000       35,000
    Value Line, Inc.                         2,500      108,125

RAILROAD - 0.4%
    Kansas City Southern Ind., Inc.          2,000      129,000
    Union Pacific Corporation                2,000      141,000
    Wisconsin Central Transportation*        3,000      111,750

REAL ESTATE INVESTMENT TRUST - 1.7%
    CarrAmerica Realty Corporation           5,000      143,750
    Federal Realty Investment Trust          4,800      129,600
    Meditrust Corporation                    4,500      179,156
    National Health Investors, Inc.          1,600       62,800
    Nationwide Health Properties, Inc.       7,500      165,000
    Security Capital Industrial Trust        7,908      170,022
    Security Capital Pacific Trust           2,000       45,750
    Simon DeBartolo Group, Inc.              3,400      108,800
    Starwood Lodging Trust                   6,900      294,544
    United DOminion Realty Trust, Inc.       8,124      115,259
    Weingarten Realty Investors              3,200      135,600

RECREATION - 0.9%
    Brunswick Corporation                    3,000       93,750
    Callaway Golf Company                    1,400       49,700
    Carmike Cinemas, Inc.*                   3,000       98,250
    Carnival Corporation                     2,000       82,500
    Gaylord Entertainment Company            1,102       25,415


              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                           JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
RECREATION - 0.9% (Continued)
    Harley-Davidson, Inc.                    2,000  $    95,875
    Time Warner, Inc.                        2,200      106,150
    Walt Disney Company                      3,000      240,750

RESTAURANT - 0.2%
    McDonald's Corporation                   2,500      120,781
    Outback Steakhouse, Inc.*                2,250       54,422

RETAIL STORE - 2.2%
    AutoZone, Inc.*                          1,500       35,344
    Bed Bath & Beyond, Inc.*                 4,000      121,500
    Borders Group, Inc.*                     3,000       72,375
    CDW Computer Centers, Inc.*              1,000       53,062
    Circuit City Stores, Inc.                2,200       78,237
    CompUSA, Inc.*                           2,200       47,300
    Dayton Hudson Corporation                4,000      212,750
    Dollar General Corporation               5,000      188,750
    Gymboree Corporation*                    1,400       33,600
    J.C. Penney Company                      1,618       84,439
    Lands' End, Inc.*                        2,200       65,175
    Men's Wearhouse, Inc.*                   1,500       47,250
    MSC Industrial Direct Co., Inc.*         1,500       60,000
    OfficeMax, Inc.*                         3,400       49,088
    Pep Boys-Manny, Moe & Jack               1,000       33,875
    PETsMART, Inc.*                          1,700       19,550
    Sears, Roebuck & Company                 3,900      209,625
    Starbucks Corporation*                   4,000      155,750
    Tandy Corporation                        1,600       89,600
    The Sports Authority, Inc.*              2,600       50,537
    Tiffany & Company                        1,300       60,044
    TJX Companies, Inc.                      2,200       58,025
    Viking Office Products, Inc.*            2,200       41,800
    Williams-Sonoma, Inc.*                   1,500       64,125
    Zale Corporation*                        2,200       43,587

SECURITIES BROKERAGE - 0.7%
    Bear Stearns Companies, Inc.             2,791       95,417
    Charles Schwab Corporation               3,000      122,062
    Investment Technology Group*             2,900       77,938
    Merrill Lynch & Company, Inc.            2,400      143,100
    Morgan Stanley, Dean Witter, Discover a  4,000      172,250

SEMICONDUCTOR - 1.1%
    Atmel Corporation*                       2,000       56,000
    Intel Corporation                        2,400      340,350
    Linear Technology Corporation            2,200      113,850
    Maxim Integrated Products, Inc.*         2,400      136,500
    Motorola, Inc.                           1,000       76,000
    SDL, Inc.*                               1,500       28,687
    Texas Instruments, Inc.                  2,400      201,750

SHOE - 0.1%
    Wolverine World Wide, Inc.               2,362       71,746

STEEL - 0.2%
    Nucor Corporation                        2,300      131,675
    Worthington Industries                   4,000       73,250

TELECOMMUNICATIONS EQUIPMENT - 0.4%
    Andrew Corporation*                      1,362       38,306
    Ascend Communications, Inc.*             1,500       59,062
    Aspect Telecommunications Corp.*         2,000       44,500
    Cascade Communications Corp.*            1,500       41,437
    Coherent Commun. Systems Corp.*          1,500       37,500
    DSP Communications, Inc.*                1,600       17,600
    Tellabs, Inc.*                           2,400      134,100

TELECOMMUNICATIONS SERVICE - 2.9%
    360 Communications Company*              1,800       30,825
    ALLTEL Corporation                       4,500      150,469
    Ameritech Corporation                    3,000      203,812


              See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                           JUNE 30, 1997
---------------------------------------------------------------

                                                      Market
Common Stock                                Shares    Value
------------------------------------------  ------  -----------
TELECOMMUNICATIONS SERVICE - 2.9%(Continued)
    AT&T Corporation                         1,500  $    52,594
    Bell Atlantic Corporation                4,100      311,087
    BellSouth Corporation                   10,000      463,750
    Centennial Cellular Corporation*         1,000       15,875
    Cincinnati Bell Inc.                     4,000      126,000
    CommNet Cellular, Inc.*                  1,000       34,750
    GTE Corporation                         11,500      501,688
    InterCel, Inc.*                          2,500       34,375
    SBC Communications, Inc.                 5,900      365,062
    Southern New England Tele. Corp.         2,000       77,750
    United States Cellular Corporation*      1,100       32,587
    WorldCom, Inc.*                          1,700       54,400

TEXTILES - 0.1%
    Unifi, Inc.                              1,300       48,587

THRIFT - 0.5%
    Federal Home Loan Mortgage Corp.         4,000      138,500
    Federal National Mortgage Assoc.         6,800      296,650
    JSB Financial Corporation                1,000       43,250

TIRE & RUBBER - 0.2%
    Goodyear Tire & Rubber Company           2,600      164,613

TOBACCO - 0.9%
    Fortune Brands, Inc.                     2,000       74,625
    Gallaher Group PLC                       2,000       36,875
    Philip Morris Companies, Inc.           12,900      572,438
    UST, Inc.                                3,000       83,250

TOILETRIES / COSMETICS - 0.6%
    Alberto-Culver Company                   1,400       39,200
    Gillette Company                         3,000      284,250
    Int'l Flavors & Fragrances, Inc.         5,000      252,500

TOYS - 0.1%
    Mattel, Inc.                             3,125      105,859

TRUCKING & TRANSPORT LEASING - 0.1%
    Werner Enterprise, Inc.                  3,150       61,031

WATER UTILITY-0.1%
    American Water Works Co., Inc.           4,500       96,187
                                                    -----------
TOTAL COMMON STOCK - 60.3%
    (Cost $31,245,689)                              $53,699,102
                                                    ===========


* Securities are non-income producing

              See Notes To Financial Statements

                                        ADVANCE CAPITAL I, INC. - BALANCED FUND
                                          PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                      JUNE 30, 1997
-------------------------------------------------------------------------------

                                           S & P
                                           Credit                            Principal     Market
Fixed Income Securities                    Rating     Coupon     Maturity    Amount        Value
----------------------------------------   ------     ------     --------    ----------    ----------
AEROSPACE / DEFENSE - 0.8%
   Lockheed Martin Corporation              BBB+       9.375     10/15/99    $  100,000    $  106,038
   Lockheed Martin Corporation              BBB+       7.650     05/01/16       500,000       510,624
   Rockwell International Corp.             AA         8.875     09/15/99       100,000       104,875

AIR TRANSPORT - 0.4%
   Federal Express Corporation              BBB+       8.760     05/22/15       350,000       369,880

AUTO PARTS - 0.5%
   Eaton Corporation                        A          7.000     04/01/11       500,000       477,500

AUTO & TRUCK - 0.6%
   General Motors Corporation               A-         9.125     07/15/01       500,000       540,903

BANK - 4.2%
   Bankers Trust New York Corp.             A-         9.500     06/14/00       250,000       269,037
   Chase Manhattan Corp.                    A-         6.750     08/15/08       400,000       383,875
   Comerica Bank                            A-         7.125     12/01/13       500,000       475,000
   First Chicago NBD Corporation            A          8.100     03/01/02       500,000       523,438
   First Union Corporation                  A-         8.000     08/15/09       500,000       518,867
   First Union Corporation                  A-         9.450     06/15/99       100,000       105,076
   Morgan, J.P. & Company                   AA         8.500     08/15/03       500,000       540,504
   NationsBank Corporation                  A          6.500     03/15/06       500,000       479,685
   Royal Bank of Scotland                   A+         6.375     02/01/11       500,000       455,878

BEVERAGE - 0.3%
   Anheuser Busch Companies, Inc.           A+         8.500     03/01/17       220,000       227,879

CHEMICAL - 0.6%
   Monsanto Company                         A          8.875     12/15/09       500,000       572,150

DIVERSIFIED - 1.8%
   Tenneco, Inc.                            BBB        7.625     06/15/17       500,000       501,904
   Textron, Inc.                            A-         8.750     07/01/22       500,000       532,132
   Whitman Corporation                      BBB+       8.250     02/15/07       500,000       536,169


                             See Notes To Financial Statements

                                        ADVANCE CAPITAL I, INC. - BALANCED FUND
                                          PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                      JUNE 30, 1997
-------------------------------------------------------------------------------

                                           S & P
                                           Credit                            Principal     Market
Fixed Income Securities                    Rating     Coupon     Maturity    Amount        Value
----------------------------------------   ------     ------     --------    ----------    ----------
ELECTRIC & GAS UTILITIES - 5.9%
   Alabama Power Company                    A+         8.500     05/01/22    $  500,000    $  517,929
   Dayton Power & Light Company             AA-        8.150     01/15/26       500,000       516,766
   Duke Energy Corporation                  A+         6.375     03/01/08       500,000       464,532
   Florida Power & Light Company            AA-        7.875     01/01/13       500,000       510,220
   Georgia Power Company                    A+         7.625     03/01/23       450,000       439,456
   Hydro Quebec                             A+         7.000     03/01/05       500,000       492,436
   Monongahela Power                        A+         8.500     06/01/22       500,000       517,737
   Potomac Edison Company                   A+         7.750     05/01/25       500,000       498,524
   Public Service Electric & Gas            A-         7.000     09/01/24       200,000       182,938
   Union Electric Company                   AA-        8.750     12/01/21       500,000       533,680
   Virginia Electric & Power Company        A          8.000     03/01/04       500,000       528,901

FINANCIAL SERVICES - 3.9%
   Deere, John Capital Corporation          A          8.625     08/01/19       500,000       520,730
   Dow Capital BV                           A          8.700     05/15/22       250,000       272,800
   Fairfax Financial Holdings               BBB+       8.250     10/01/15       500,000       518,750
   Fletcher Challenge Capital Canada, Inc.  BBB        8.250     06/20/16       500,000       528,398
   Ford Holdings, Inc.                      A+         9.250     03/01/00       475,000       503,500
   General Electric Capital Corporation     AAA        7.750     03/15/02       500,000       521,915
   SunAmerica, Inc.                         A          8.125     04/28/23       500,000       513,001

FOOD PROCESSING - 0.8%
   Kraft, Inc.                              A          8.500     02/15/17       250,000       254,905
   Nabisco, Inc.                            BBB        7.050     07/15/07       500,000       491,875

FOREIGN GOVERNMENT - 1.7%
   Province of Nova Scotia                  A-         7.250     07/27/13       500,000       488,038
   Province of Quebec                       A+         8.800     04/15/03       350,000       380,797
   Province of Saskatchewan                 A-         9.375     12/15/20       525,000       621,359

GOVERNMENTAL AGENCY - 0.6%
   Federal National Mortgage Association  Not Rated    5.520     04/13/98       500,000       495,830

HOTEL / GAMING - 0.5%
   ITT Corporation                          BBB        7.375     11/15/15       500,000       460,469


                             See Notes To Financial Statements

                                        ADVANCE CAPITAL I, INC. - BALANCED FUND
                                          PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                      JUNE 30, 1997
-------------------------------------------------------------------------------

                                           S & P
                                           Credit                            Principal     Market
Fixed Income Securities                    Rating     Coupon     Maturity    Amount        Value
----------------------------------------   ------     ------     --------    ---------     ----------
INSURANCE - 2.3%
   Chubb Corporation                        AA+        8.750     11/15/99    $   59,000    $   60,810
   CIGNA Corporation                        A-         8.250     01/01/07       500,000       534,415
   Leucadia National Corporation            BBB+       7.750     08/15/13       500,000       482,500
   MBIA, Inc.                               AA         9.375     02/15/11       500,000       594,619
   Metropolitan Life Insurance Co.*         A+         7.450     11/01/23       450,000       415,015

MACHINERY - 0.5%
   Case Corporation                         A-         7.250     01/15/16       500,000       475,315

MEDICAL SUPPLIES - 1.2%
   Cardinal Health, Inc.                    A-         6.000     01/15/06       500,000       466,244
   Johnson & Johnson                        AAA        8.720     11/01/24       550,000       604,544

METALS & MINING - 0.5%
   Placer Dome, Inc.                        BBB        7.750     06/15/15       500,000       481,354

NATURAL GAS - 0.5%
   Enron Corporation                        BBB+       7.000     08/15/23       500,000       451,178

NEWSPAPER - 0.5%
   Knight-Ridder, Inc.                      A          9.875     04/15/09       100,000       122,965
   Tribune Company                          A          8.450     02/25/98       300,000       304,667

OFFICE EQUIPMENT & SUPPLIES - 0.2%
   Xerox Corporation                        A          9.750     03/15/00       200,000       215,668

PACKAGING & CONTAINER - 0.5%
   Crown Cork & Seal Company, Inc.          BBB+       8.375     01/15/05       390,000       419,253

PETROLEUM - 2.0%
   Atlantic Richfield Company               A          8.500     04/01/12       250,000       279,049
   Louisiana Land & Exploration Co.         BBB        7.625     04/15/13       500,000       507,783
   OXY USA, Inc.                            BBB        7.000     04/15/11       525,000       496,076
   Phillips Petroleum Company               A-         8.860     05/15/22       500,000       536,142


                             See Notes To Financial Statements

                                        ADVANCE CAPITAL I, INC. - BALANCED FUND
                                          PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                      JUNE 30, 1997
-------------------------------------------------------------------------------

                                           S & P
                                           Credit                            Principal    Market
Fixed Income Securities                    Rating     Coupon     Maturity    Amount       Value
----------------------------------------   ------     ------     --------    ---------    ----------
PUBLISHING - 0.6%
   News America Holdings                    BBB        8.000     10/17/16    $  500,000   $   498,718

RESTAURANT - 0.5%
   Darden Restaurants, Inc.                 BBB        7.125     02/01/16       500,000       452,500

RETAIL STORE - 0.8%
   Dayton Hudson Corporation                BBB+       9.625     02/01/08       200,000       234,541
   Kmart Corporation                        B+         8.125     12/01/06       500,000       490,000

SECURITIES BROKERAGE - 1.5%
   Bear Stearns Companies, Inc.             A          7.250     10/05/06       500,000       499,219
   Lehman Brothers Holdings, Inc.           A          8.500     08/01/15       500,000       537,787
   Salomon, Inc.                            BBB        9.450     03/15/00       300,000       306,321

TELECOMMUNICATIONS SERVICE - 2.0%
   AT&T Corporation                         AA-        7.125     01/15/02       500,000       508,282
   Michigan Bell Telephone                  AAA        7.500     02/15/23       500,000       492,824
   NYNEX Corporation                        A+         7.375     12/15/11       250,000       246,332
   Southwestern Bell Telephone Company      AA         7.375     05/01/12       525,000       517,081

TOBACCO - 0.5%
   Philip Morris Companies, Inc.            A          9.000     01/01/01       400,000       426,614

U.S. GOVERNMENT - 1.7%
   U.S. Treasury                                       6.500     08/15/05     1,500,000     1,496,016
                                                                                          -----------
TOTAL FIXED-INCOME SECURITIES - 38.4%
   (Cost $34,039,775)                                                                      34,160,732

TOTAL COMMON STOCK - 60.3%
   (Cost $31,245,689)                                                                      53,699,102
                                                                                          -----------
TOTAL INVESTMENTS IN SECURITIES - 98.7%
   (Cost $65,285,464)                                                                     $87,859,834
                                                                                          ===========


* Security exempt from registration under Rule 144A of the Securities Act of 1933


                             See Notes To Financial Statements

                                ADVANCE CAPITAL I, INC. - LONG TERM INCOME FUND
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 1997
-------------------------------------------------------------------------------

                                               S & P
                                               Credit                            Principal     Market
Fixed Income Securities                        Rating     Coupon     Maturity    Amount        Value
------------------------------------------     ------     ------     --------    ---------     ----------
AIR TRANSPORT - 2.6%
   Federal Express Corporation                  BBB        9.650     06/15/12    $   25,000    $   29,413

BANK - 2.4%
   Westpac Banking Corporation                  A+         9.125     08/15/01        25,000        27,100

BEVERAGE - 2.3%
   Coca-Cola Enterprises, Inc.                  A+         8.000     09/15/22        25,000        26,473

DIVERSIFIED - 5.1%
   AlliedSignal, Inc.                           A          9.500     06/01/16        25,000        30,509
   United Technologies Corporation              A+         8.750     03/01/21        25,000        28,625

ELECTRIC & GAS UTILITIES - 9.6%
   Consolidated Edison Co. of N.Y., Inc.        A+         7.375     09/01/05        25,000        25,154
   Florida Power Corporation                    AA-        8.625     11/01/21        50,000        53,383
   Houston Lighting & Power Co.                 A-         8.750     03/01/22        30,000        31,948

FINANCIAL SERVICES - 14.6%
   Ford Motor Credit Corporation                A+         6.375     11/05/08       155,000       145,022
   Loews Corporation                            AA-        7.000     10/15/23        25,000        22,578

FOREIGN GOVERNMENT - 2.2%
   Province of Ontario                          AA-        7.375     01/27/03        25,000        25,742

INSURANCE - 2.2%
   CIGNA Corporation                            A-         7.400     01/15/03        25,000        25,542

MACHINERY - 2.4%
   Caterpillar, Inc.                            A+         9.750     06/01/19        25,000        27,411

NATURAL GAS - 2.2%
   NOVA Gas Transmission Ltd.                   A-         7.875     04/01/23        25,000        25,433

PAPER & FOREST PRODUCTS - 2.3%
   Georgia-Pacific Corporation                  BBB-       9.125     07/01/22        25,000        26,423


                             See Notes To Financial Statements

                                ADVANCE CAPITAL I, INC. - LONG TERM INCOME FUND
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 1997
-------------------------------------------------------------------------------

                                               S & P
                                               Credit                            Principal     Market
Fixed Income Securities                        Rating     Coupon     Maturity    Amount        Value
------------------------------------------     ------     ------     --------    ---------     ----------
SECURITIES BROKERAGE - 4.8%
   Lehman Brothers Holdings, Inc.               A          7.625     07/15/99    $   25,000    $   25,398
   Salomon, Inc.                                BBB        6.750     01/15/06        30,000        28,671

TELECOMMUNICATIONS SERVICE - 4.3%
   GTE Corporation                              A          7.830     05/01/23        50,000        49,619

U. S. GOVERNMENT - 40.8%
   U.S. Treasury                                           7.625     11/15/22       185,000       201,419
   U.S. Treasury                                           6.625     05/15/07       265,000       267,236
                                                                                               ----------
TOTAL FIXED-INCOME SECURITIES - 97.8%
   (Cost $1,121,125)                                                                           $1,123,099
                                                                                               ==========


                             See Notes To Financial Statements

                               ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 1997
-------------------------------------------------------------------------------

                                               S & P
                                               Credit     Maturity               Principal     Market
Fixed Income Securities                        Rating     Date         Coupon    Amount        Value
--------------------------------------------   ------     --------     ------    ----------    ------------
ADVERTISING - 1.0%
   Heritage Media Corporation                   B         02/15/06      8.750    $  500,000    $    516,250
   Lamar Advertising Company                    B         12/01/06      9.625       700,000         728,000
   Universal Outdoor, Inc.                      B         10/15/06      9.750       500,000         517,500

AEROSPACE / DEFENSE - 1.2%
   AAR Corporation                              BBB       10/15/03      7.250       500,000         486,567
   Lockheed Martin Corporation                  BBB+      03/15/23      7.875       500,000         511,850
   McDonnell Douglas Corporation                A-        04/01/12      9.750     1,000,000       1,217,813

AIR TRANSPORT - 2.5%
   AMR Corporation                              BBB-      08/01/12      9.000     1,000,000       1,123,137
   AMR Corporation                              BBB-      03/15/00      9.750       100,000         107,250
   Delta Air Lines, Inc.                        BB+       02/01/11     10.375       500,000         607,188
   Federal Express Corporation                  BBB+      01/01/15      7.630     1,000,000       1,026,020
   Northwest Airlines Corporation               BB-       03/15/07      8.700       500,000         512,500
   United Airlines, Inc.                        BB+       07/15/21     10.250       500,000         620,000
   United Airlines, Inc.                        BB+       08/15/21      9.750       500,000         587,264

APPAREL - 1.4%
   Fruit of the Loom, Inc.                      BBB       03/15/11      7.000     1,000,000         928,027
   Phillips-Van Heusen Corp.                    BB+       11/15/23      7.750     1,000,000         845,692
   Platex Family Products Corp.                 B         12/15/03      9.000       750,000         761,250

AUTO PARTS - 0.9%
   JPS Automotive Products Corp.                B         06/15/01     11.125       500,000         550,000
   Titan International, Inc.                    BB-       04/01/07      8.750       500,000         498,410
   Walbro Corporation                           B+        07/15/05      9.875       500,000         527,858

AUTO & TRUCK - 1.6%
   Ford Motor Company                           A+        11/15/22      8.875     2,000,000       2,180,944
   General Motors Corporation                   A-        04/15/16      8.125       700,000         707,534

BANK - 5.8%
   Banc One Corporation                         A+        07/15/25      7.750     1,000,000       1,003,126
   Bank of Boston Corporation                   BBB+      12/01/05      6.625     1,000,000         965,094
   Bankers Trust New York Corp.                 A-        11/15/15      7.500     1,500,000       1,479,331


                             See Notes To Financial Statements

                               ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 1997
-------------------------------------------------------------------------------

                                               S & P
                                               Credit     Maturity               Principal     Market
Fixed Income Securities                        Rating     Date         Coupon    Amount        Value
--------------------------------------------   ------     --------     ------    ---------     ------------
BANK - 5.8% (Continued)
   Chase Manhattan Corp.                        A-        10/15/08      6.125    $1,000,000    $    912,501
   Comerica Bank                                A-        12/01/13      7.125     1,000,000         950,000
   First Union Corporation                      A-        08/15/09      8.000       500,000         518,867
   KeyCorp                                      BBB+      03/15/06      6.750     1,000,000         968,819
   NCNB Corporation                             A         07/15/15     10.200     1,000,000       1,271,349
   Republic New York Corporation                AA        05/15/21      9.125     1,000,000       1,174,924
   Royal Bank of Scotland                       A+        02/01/11      6.375     1,000,000         911,757
   Westpac Banking Corporation                  A+        08/15/01      9.125       500,000         542,005

BEVERAGE - 0.2%
   Anheuser Busch Companies, Inc.               A+        03/01/17      8.500       386,000         399,825

BROADCASTING / CABLE TV - 5.4%
   Cablevision Systems Corporation              B         05/15/06      9.875       750,000         798,750
   Century Communications Corp.                 BB-       02/15/02      9.750       250,000         260,000
   Century Communications Corp.                 BB-       03/01/05      9.500     1,000,000       1,025,001
   Comcast Cablevision                          BB+       01/15/08      9.500       500,000         524,532
   Comcast Cablevision                          BB+       05/15/05      9.375       500,000         526,250
   Continental Cablevision, Inc.                BBB+      08/01/13      9.500       500,000         565,442
   Jacor Communications Company                 B         12/15/06      9.750       750,000         795,000
   Jones Intercable, Inc.                       BB        04/01/07      8.875       500,000         507,500
   Jones Intercable, Inc.                       B+        03/01/08     10.500       200,000         215,188
   Lenfest Communications, Inc.                 BB+       11/01/05      8.375     1,000,000         980,000
   Rogers Cablesystems Ltd.                     BB+       03/15/05     10.000       500,000         538,126
   Sinclair Broadcast Group, Inc.               B         09/30/05     10.000       500,000         517,500
   Sinclair Broadcast Group, Inc.               B         12/15/03     10.000       575,000         598,028
   Tele-Communications, Inc.                    BBB-      01/15/23      9.250       760,000         779,001
   Tele-Communications, Inc.                    BBB-      02/15/23      8.750       500,000         496,094
   Turner Broadcasting System, Inc.             BBB-      07/01/13      8.375       750,000         772,970

BUILDING - 1.7%
   Continental Homes Holding Corporation        B+        04/15/06     10.000       500,000         508,594
   Ryland Group                                 B+        07/15/02     10.500     1,050,000       1,091,582
   Standard Pacific Corporation                 BB        06/15/07      8.500       500,000         498,253
   U.S. Home Corporation                        BB        06/15/03      9.750     1,000,000       1,040,000


                             See Notes To Financial Statements

                               ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 1997
-------------------------------------------------------------------------------

                                               S & P
                                               Credit     Maturity               Principal     Market
Fixed Income Securities                        Rating     Date         Coupon    Amount        Value
--------------------------------------------   ------     --------     ------    ---------     ------------
BUILDING MATERIALS - 0.3%
   Johns Manville Corporation                   BB-       12/15/04     10.875    $  500,000    $    557,500

CHEMICAL - 1.7%
   Borden Chemicals and Plastics, L.P.          BB+       05/01/05      9.500       500,000         525,000
   duPont, E.I. de Nemours & Co.                AA-       01/15/22      8.250     1,000,000       1,039,930
   Eastman Chemical Company                     BBB+      01/15/24      7.250     1,000,000         950,626
   Union Carbide Chemicals & Plastics Co.       BBB       04/01/23      7.875       600,000         608,626

COMPUTER & PERIPHERALS - 1.3%
   Digital Equipment Corporation                BB+       11/01/12      8.625     1,200,000       1,236,766
   International Business Machines Corp.        A         11/01/19      8.375     1,000,000       1,103,503

DIVERSIFIED - 0.7%
   Tenneco, Inc.                                BBB-      11/15/12      9.200       500,000         580,692
   Textron, Inc.                                A-        07/01/22      8.750       581,000         618,337

ELECTRIC & GAS UTILITIES - 11.1%
   Alabama Power Company                        A+        12/01/24      9.000     1,000,000       1,065,327
   Cleveland Electric Illuminating Company      BB+       03/01/17      9.375       500,000         508,594
   Dayton Power & Light Company                 AA-       01/15/26      8.150     1,000,000       1,033,531
   Duke Energy Corporation                      A+        03/01/22      8.625       500,000         524,990
   Florida Power & Light Company                AA-       01/01/13      7.875     1,000,000       1,020,441
   FPL Group Capital, Inc.                      A+        05/01/13      7.625       525,000         523,828
   Georgia Power Company                        A+        02/01/23      7.950     1,000,000         999,437
   Hydro Quebec                                 A+        01/15/22      8.400       850,000         918,798
   Illinois Power Co.                           BBB       02/15/23      8.000     1,000,000         984,231
   Indianapolis Power & Light Co.               AA-       02/01/24      7.050     1,000,000         938,552
   Long Island Lighting Company                 BB+       07/15/19      8.900       473,000         494,729
   Midland Cogeneration Venture                 BB-       07/23/02     10.330       368,034         389,617
   Monongahela Power                            A+        06/01/22      8.500     1,500,000       1,553,212
   New Orleans Public Service, Inc.             BBB       03/01/23      8.000       600,000         601,884
   Northern Illinois Gas Company                AA        08/15/21      8.875     1,000,000       1,055,984
   Philadelphia Electric Company                BBB+      09/01/22      8.250     1,000,000       1,011,087
   Potomac Edison Company                       A+        06/01/24      8.000     1,000,000       1,018,166
   Potomac Electric Power Company               A         06/01/21      9.000     1,000,000       1,076,291
   Public Service Electric & Gas                A-        09/01/24      7.000     1,000,000         914,688


                             See Notes To Financial Statements

                               ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 1997
-------------------------------------------------------------------------------

                                               S & P
                                               Credit     Maturity               Principal     Market
Fixed Income Securities                        Rating     Date         Coupon    Amount        Value
--------------------------------------------   ------     --------     ------    ---------     ------------
ELECTRIC & GAS UTILITIES - 11.1% (Continued)
   Southern Cal Edison                          A+        12/01/17      8.375    $  655,000    $    665,556
   Southern California Gas Company              AA-       10/01/21      8.750     1,000,000       1,056,612
   Virginia Electric & Power Company            A         10/01/24      8.625     1,000,000       1,072,656
   West Penn Power Company                      A+        08/01/24      8.125     1,000,000       1,017,270

ELECTRIC EQUIPMENT - 1.5%
   Essex Group, Inc.                            BB-       05/01/03     10.000     1,000,000       1,040,000
   Philips Electronics N.V.                     BBB+      08/15/13      7.250     1,000,000         969,913
   Westinghouse Electric Corp.                  BB        08/01/12      8.625       750,000         770,860

ELECTRONICS - 0.6%
   ADT Operations, Inc.                         BB+       08/01/03      9.250       500,000         535,000
   Rogers Communications, Inc.                  BB-       04/15/04     10.875       500,000         523,750

ENVIRONMENTAL - 0.6%
   Laidlaw, Inc.                                BBB+      05/15/23      8.250     1,000,000       1,046,090

FINANCIAL SERVICES - 3.9%
   Auburn Hills Trust                           A         05/01/20     12.000       400,000         587,500
   CRA Finance USA, Ltd.                        AA-       12/01/13      7.125       500,000         489,836
   Dean Witter Discover & Company               A+        10/15/13      6.750     1,250,000       1,173,607
   Dow Capital BV                               A         05/15/22      8.700     1,000,000       1,091,200
   Fairfax Financial Holdings                   BBB+      10/01/15      8.250     1,500,000       1,556,250
   Fletcher Challenge Capital Canada, Inc.      BBB       06/20/16      8.250     1,000,000       1,056,796
   SunAmerica, Inc.                             A         04/28/23      8.125     1,250,000       1,282,502

FOOD PROCESSING - 1.4%
   Chiquita Brands Int'l, Inc.                  B+        01/15/04      9.625     1,000,000       1,047,500
   ConAgra, Inc.                                BBB       03/01/21      9.750       500,000         614,399
   Nabisco, Inc.                                BBB       06/15/15      7.550     1,000,000         981,730

FOREIGN GOVERNMENT - 2.9%
   Province of Newfoundland                     BBB+      10/22/22      8.650     1,000,000       1,093,266
   Province of Nova Scotia                      A-        07/27/13      7.250     1,000,000         976,075
   Province of Quebec                           A+        12/01/26      8.625     1,000,000       1,113,807
   Province of Saskatchewan                     A-        02/01/13      8.000     1,000,000       1,047,503
   Republic of Finland                          AA        04/01/28      9.625     1,000,000       1,061,012


                             See Notes To Financial Statements

                               ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 1997
-------------------------------------------------------------------------------

                                               S & P
                                               Credit     Maturity               Principal     Market
Fixed Income Securities                        Rating     Date         Coupon    Amount        Value
--------------------------------------------   ------     --------     ------    ---------     ------------
GROCERY - 0.3%
   Safeway, Inc.                                BBB-      03/15/07      9.875    $  450,000    $    524,130

HOTEL / GAMING - 3.7%
   Boyd Gaming Corporation                      BB        10/01/03      9.250       500,000         496,250
   California Hotel Finance Corp.               BB-       12/01/02     11.000       400,000         419,000
   Circus Circus Enterprises                    BBB-      07/15/13      7.625       450,000         434,250
   Empress River Casino Finance Corp.           BB        04/01/02     10.750       500,000         518,528
   Grand Casinos, Inc.                          BB        12/01/03     10.125     1,000,000       1,045,000
   Host Marriott Travel Plaza                   BB-       05/15/05      9.500     1,000,000       1,055,000
   ITT Corporation                              BBB       11/15/15      7.375     1,000,000         920,938
   Prime Hospitality Corp.                      BB        01/15/06      9.250     1,000,000       1,022,188
   Showboat, Inc.                               BB-       05/01/08      9.250       400,000         412,000
   Station Casinos                              B+        06/01/03      9.625       500,000         505,000

HOUSEHOLD PRODUCTS - 0.1%
   Owens Illinois, Inc.                         BB-       08/15/04      9.750       250,000         263,125

INSURANCE - 6.6%
   Aetna Life & Casualty Company                A-        01/15/17      8.000     1,500,000       1,472,114
   CIGNA Corporation                            A-        03/01/23      7.650       500,000         493,622
   CNA Financial Corporation                    A-        11/15/23      7.250     1,000,000         924,063
   Continental Corporation                      BBB-      08/15/12      8.375       600,000         644,294
   Kaufman & Broad Home Corp.                   B+        05/01/03      9.375     1,000,000       1,025,000
   Leucadia National Corporation                BBB+      08/15/13      7.750       910,000         878,150
   MBIA, Inc.                                   AA        10/01/22      8.200     2,000,000       2,090,595
   Metropolitan Life Insurance Co.*             A+        11/01/23      7.450       550,000         507,240
   New York Life Insurance Company              AA-       12/15/23      7.500     1,000,000         981,580
   Penncorp Financial Group, Inc.               BB+       12/15/03      9.250       500,000         520,780
   Reliance Group Holdings, Inc.                BB+       11/15/00      9.000     1,000,000       1,040,000
   Torchmark Corporation                        A         03/01/17      8.625     1,000,000       1,024,363
   Vesta Insurance Group                        BBB+      07/15/25      8.750       500,000         545,821

MEDICAL SERVICES - 1.5%
   Abbey Healthcare Group, Inc.                 BB+       11/01/02      9.500       500,000         527,085
   Beverly Enterprises Inc.                     B+        02/15/06      9.000       500,000         512,500
   Columbia/HCA Healthcare Corporation          A-        12/15/14      9.000     1,000,000       1,161,993
   HEALTHSOUTH Rehabilitation                   BB-       04/01/01      9.500       500,000         530,000


                             See Notes To Financial Statements

                               ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 1997
-------------------------------------------------------------------------------

                                               S & P
                                               Credit     Maturity               Principal     Market
Fixed Income Securities                        Rating     Date         Coupon    Amount        Value
--------------------------------------------   ------     --------     ------    ---------     ------------
MEDICAL SUPPLIES - 0.4%
   Cardinal Health, Inc.                        A-        02/15/04      6.500    $  700,000    $    682,364

METALS & MINING - 1.4%
   Alcan Aluminum Ltd.                          A-        01/15/22      8.875     1,000,000       1,067,056
   Inco Ltd.                                    BBB-      06/15/22      9.600       500,000         555,727
   Placer Dome, Inc.                            BBB       06/15/15      7.750     1,000,000         962,709

NATURAL GAS - 1.2%
   AmeriGas Partners, L.P.                      BB+       04/15/07     10.125       300,000         324,969
   Consolidated Natural Gas Company             AA-       12/01/11      8.625       311,000         323,403
   Ferrellgas Partners, L.P.                    B+        06/15/06      9.375       500,000         500,000
   Seagull Energy                               BB-       08/01/05      8.625     1,000,000       1,020,000

NEWSPAPER - 0.6%
   Hollinger International, Inc.                BB-       02/01/06      9.250       500,000         515,000
   Hollinger International, Inc.                BB-       03/15/07      9.250       500,000         506,407

OILFIELD SERVICES - 1.2%
   Dawson Production Services, Inc.             B+        02/01/07      9.375       750,000         765,000
   Husky Oil, Ltd.                              BBB       11/15/16      7.550     1,000,000         983,000
   J. Ray McDermott, S.A.                       BB-       07/15/06      9.375       500,000         512,500

PACKAGING & CONTAINERS - 1.4%
   Container Corp. of America                   B+        04/01/03      9.750       400,000         416,000
   Crown Cork & Seal Company, Inc.              BBB+      04/15/23      8.000     1,500,000       1,493,638
   Stone Container Corporation                  B         02/01/01      9.875       750,000         750,000

PAPER & FOREST PRODUCTS - 2.4%
   Bowater, Inc.                                BBB       10/15/12      9.500       700,000         818,053
   Champion International Corporation           BBB       09/01/23      7.625     1,500,000       1,439,294
   Georgia-Pacific Corporation                  BBB-      07/01/22      9.125     1,000,000       1,056,912
   Sweetheart Corporation, Inc.                 B+        09/01/00      9.625     1,000,000       1,015,000

PETROLEUM - 5.6%
   ANR Pipeline Company                         BBB       11/01/21      9.625     1,000,000       1,210,916
   Clark Oil & Refining Corporation             BB        09/15/04      9.500       650,000         667,875
   Clark USA, Inc.                              B+        12/01/05     10.875       500,000         530,313


                             See Notes To Financial Statements

                               ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 1997
-------------------------------------------------------------------------------

                                               S & P
                                               Credit     Maturity               Principal     Market
Fixed Income Securities                        Rating     Date         Coupon    Amount        Value
--------------------------------------------   ------     --------     ------    ---------     ------------
PETROLEUM - 5.6% (Continued)
   Diamond Shamrock R & M, Inc.                 BBB       04/01/23      8.000    $  600,000    $    603,016
   Louisiana Land & Exploration Co.             BBB       04/15/13      7.625     1,000,000       1,015,567
   Maxus Energy Corporation                     BBB-      11/01/03      9.375       750,000         796,875
   Maxus Energy Corporation                     BBB-      02/15/03      9.500     1,000,000       1,047,644
   NOVA Gas Transmission                        A-        04/01/23      7.875       600,000         610,380
   OXY USA, Inc.                                BBB       04/15/11      7.000     1,000,000         944,906
   Phillips Petroleum Company                   A-        01/01/23      8.490     1,000,000       1,047,324
   USX Corporation                              BBB-      02/15/12      9.375       750,000         867,308
   Vintage Petroleum, Inc.                      B+        12/15/05      9.000     1,000,000       1,042,560

PUBLISHING - 1.0%
   K-III Communications Corporation             BB-       06/01/04     10.250       750,000         810,000
   News America Holdings                        BBB       08/10/18      8.250     1,000,000       1,009,063

RAILROAD - 1.1%
   Kansas City Southern Industries, Inc.        BBB-      07/01/22      8.800       500,000         517,304
   Union Pacific Corporation                    BBB       05/01/25      8.350     1,500,000       1,546,913

REAL ESTATE INVESTMENT TRUST - 0.4%
   Taubman Realty Group Ltd.                    BBB       10/01/03      7.000       750,000         738,235

RECREATION - 1.1%
   Brunswick Corporation                        BBB+      09/01/23      7.375       975,000         944,295
   Time Warner, Inc.                            BBB-      01/15/13      9.125     1,000,000       1,107,500

RESTAURANT - 0.7%
   Darden Restaurants, Inc.                     BBB       02/01/16      7.125     1,500,000       1,357,500

RETAIL STORE - 3.8%
   Best Buy, Inc.                               B-        10/01/00      8.625     1,000,000         960,000
   Dayton Hudson Corporation                    BBB+      12/01/22      8.500     1,500,000       1,521,095
   Genesco, Inc.                                B+        02/01/03     10.375       425,000         431,901
   Kmart Corporation                            B+        10/01/12      7.750     1,000,000         912,838
   May Department Stores                        A         07/15/26      8.300     1,000,000       1,036,563
   Rite-Aid Corporation                         BBB+      08/15/13      6.875     1,000,000         910,359
   Sears, Roebuck & Company                     A-        11/01/11      9.375     1,000,000       1,184,037


                             See Notes To Financial Statements

                               ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                                     PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                                JUNE 30, 1997
-------------------------------------------------------------------------------

                                               S & P
                                               Credit     Maturity               Principal     Market
Fixed Income Securities                        Rating     Date         Coupon    Amount        Value
--------------------------------------------   ------     --------     ------    ---------     ------------
SECURITIES BROKERAGE - 2.8%
   Bear Stearns Companies, Inc.                 A         01/15/04      6.625    $1,000,000    $    977,501
   Goldman Sachs Group                          A+        03/01/13      8.000     1,000,000       1,026,505
   Lehman Brothers, Inc.                        A         05/15/05     11.625     1,023,000       1,272,894
   Morgan Stanley Group, Inc.                   A+        10/01/13      7.000     1,000,000         959,139
   Paine Webber Group, Inc.                     BBB+      02/15/14      7.625     1,000,000         991,563

STEEL - 1.1%
   AK Steel Corporation                         BB-       12/15/06      9.125     1,000,000       1,023,751
   Jorgensen, Earle M. Company                  B         03/01/00     10.750       500,000         495,000
   Wheeling-Pittsburgh Corporation              BB-       11/15/03      9.375       500,000         480,000

TELECOMMUNICATIONS SERVICE - 4.0%
   AT&T Corporation                             AA-       01/15/22      8.125       750,000         767,579
   GTE Corporation                              A         11/01/21      8.750     1,000,000       1,130,713
   NYNEX Corporation                            A+        12/15/11      7.375       500,000         492,664
   Paging Network, Inc.                         B         02/01/06      8.875     1,000,000         906,563
   Southern Bell Telephone & Telegraph Co.      AAA       03/15/13      7.625     3,000,000       2,982,191
   Southwestern Bell Telephone Company          AA        05/01/12      7.375     1,000,000         984,915

TEXTILES - 1.3%
   Dominion Textile, Inc.                       BB        04/01/06      9.250       500,000         525,000
   Fieldcrest Cannon, Inc.                      B+        06/15/04     11.250     1,000,000       1,030,000
   WestPoint Stevens, Inc.                      BB-       12/15/01      8.750       750,000         780,000

TOBACCO - 1.0%
   Philip Morris Companies, Inc.                A         01/15/17      8.375     1,000,000         997,707
   RJR Nabisco, Inc.                            BBB-      04/15/04      8.750       775,000         789,532

U.S. GOVERNMENT - 5.1%
   U.S. Treasury                                          08/15/26      6.750     2,000,000       1,978,125
   U.S. Treasury                                          10/15/06      6.500     3,000,000       2,987,813
   U.S. Treasury                                          11/15/12     10.375     3,500,000       4,442,266
                                                                                               ------------
TOTAL FIXED INCOME SECURITIES - 97.5%
   (Cost $174,611,424)                                                                         $179,016,869
                                                                                               ============


* Security exempt from registration under Rule 144A of the Securities Act of 1933


                             See Notes To Financial Statements

                                           ADVANCE CAPITAL I, INC.
                               STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                                JUNE 30, 1997
------------------------------------------------------------------------------

                                                EQUITY                                         LONG TERM     RETIREMENT
                                                GROWTH          BOND           BALANCED         INCOME        INCOME
                                                ------          ----           --------        ---------     ----------
ASSETS
  Investments in securities . . . . . . . . $ 47,179,413    $ 4,104,315     $ 87,859,834    $ 1,123,099   $ 179,016,869

  Cash  . . . . . . . . . . . . . . . . . .      670,071         14,786          554,978          9,326         866,930
  Receivables
   Dividends and interest . . . . . . . . .       16,623         75,364          792,376         16,760       3,859,735
   Securities sold  . . . . . . . . . . . .      101,342              0           67,561              0               0
  Prepaid expenses  . . . . . . . . . . . .        1,835            763            3,034            441           5,787
                                            ------------    -----------     ------------    -----------   -------------
  Total assets. . . . . . . . . . . . . . .   47,969,284      4,195,228       89,277,783      1,149,626     183,749,321



LIABILITIES
  Payable to affiliated entities
   Investment advisory fees . . . . . . . .       27,226          1,424           51,380            384          76,210
   Distribution fees  . . . . . . . . . . .        1,639              0            3,080              0           6,340
  Accounts payable and accrued expenses . .       15,537          1,382           29,799             58          41,497
  Securities purchased  . . . . . . . . . .      235,531              0          158,028              0               0
  Distributions payable . . . . . . . . . .            0          4,156            1,980            610          12,757
                                            ------------    -----------     ------------    -----------   -------------
  Total liabilities . . . . . . . . . . . .      279,933          6,962          244,267          1,052         136,804
                                            ------------    -----------     ------------    -----------   -------------
  Net assets  . . . . . . . . . . . . . . . $ 47,689,351    $ 4,188,266     $ 89,033,516    $ 1,148,574   $ 183,612,517
                                            ============    ===========     ============    ===========   =============


NET ASSETS
  Paid-in capital . . . . . . . . . . . . . $ 33,393,214    $ 4,063,335     $ 65,591,767    $ 1,169,260   $ 180,044,728
  Accumulated undistributed net investment
   income (loss). . . . . . . . . . . . . .     (116,454)             0                0              0               0
  Accumulated undistributed net realized
   gain (loss) on investments . . . . . . .       43,824         15,713          867,379        (22,660)       (837,656)
  Net unrealized appreciation in value of
   investments. . . . . . . . . . . . . . .   14,368,767        109,218       22,574,370          1,974       4,405,445
                                            ------------    -----------     ------------    -----------   -------------
  Net assets  . . . . . . . . . . . . . . . $ 47,689,351    $ 4,188,266     $ 89,033,516    $ 1,148,574   $ 183,612,517
                                            ============    ===========     ============    ===========   =============

SHARES OUTSTANDING  . . . . . . . . . . . .    3,029,340        406,480        6,000,674        113,481      18,047,072
                                            ============    ===========     ============    ===========   =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE  . . . . . . . $      15.74    $     10.30     $      14.84    $     10.12   $       10.17
                                            ============    ===========     ============    ===========   =============



                                       See Notes To Financial Statements

                                                 ADVANCE CAPITAL I, INC.
                                           STATEMENT OF OPERATIONS (UNAUDITED)
                                              SIX MONTHS ENDED JUNE 30, 1997
-------------------------------------------------------------------------------

                                                    EQUITY                                     LONG TERM   RETIREMENT
                                                    GROWTH          BOND         BALANCED       INCOME       INCOME
                                                    ------          ----         --------       --------   ----------
INVESTMENT INCOME
   Interest . . . . . . . . . . . . . . . . . . $     13,607    $  154,529    $  1,210,573    $  44,880    $ 7,203,267
   Dividends  . . . . . . . . . . . . . . . . .       98,484             0         465,393            0              0
                                                ------------    ----------    ------------    ---------   ------------
   Total investment income  . . . . . . . . . .      112,091       154,529       1,675,966       44,880      7,203,267

EXPENSES
   Paid to affiliates:
     Investment advisory fees . . . . . . . . .      147,121         8,402         284,389        2,376        439,340
     Administration fees  . . . . . . . . . . .            0             0               0            0              0
     Distribution fees  . . . . . . . . . . . .       52,543             0         101,567            0        219,670
     Transfer and dividend disbursing
       agent fees . . . . . . . . . . . . . . .            0             0               0            0              0
   Paid to others:
     Custodial fees . . . . . . . . . . . . . .       13,989         1,372          14,914        1,099          5,296
     Directors fees and expenses  . . . . . . .          625            63           2,862            0          2,631
     Professional fees  . . . . . . . . . . . .        3,748           380           7,257            0         15,783
     Shareholder reporting costs  . . . . . . .        5,448           579          10,714           36         22,798
     Registration and filing fees . . . . . . .        2,953           700           4,436          691          7,333
     Other operating expenses . . . . . . . . .        2,118           237           4,177          130          9,456
                                                ------------    ----------    ------------    ---------   ------------
   Total expenses . . . . . . . . . . . . . . .      228,545        11,733         430,316        4,332        722,307
                                                ------------    ----------    ------------    ---------   ------------
NET INVESTMENT INCOME (LOSS)  . . . . . . . . .     (116,454)      142,796       1,245,650       40,548      6,480,960

REALIZED GAIN (LOSS) ON INVESTMENTS
   Proceeds from securities sold  . . . . . . .    4,569,170       857,784       4,087,697      805,433     11,905,719
   Cost of securities sold  . . . . . . . . . .   (4,397,561)     (841,001)     (3,220,318)    (821,437)   (11,772,422)
                                                ------------    ----------    ------------    ---------   ------------
   Net realized gain (loss) on investments  . .      171,609        16,783         867,379      (16,004)       133,297

UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Appreciation, Beginning of year  . . . . . .   11,269,387       151,071      16,670,110        7,127      4,830,140
   Appreciation, End of period  . . . . . . . .   14,368,767       109,218      22,574,370        1,974      4,405,445
                                                ------------    ----------    ------------    ---------   ------------
   Net unrealized gain (loss) on investments  .    3,099,380       (41,853)      5,904,260       (5,153)      (424,695)
                                                ------------    ----------    ------------    ---------   ------------
NET GAIN (LOSS) ON INVESTMENTS  . . . . . . . .    3,270,989       (25,070)      6,771,639      (21,157)      (291,398)
                                                ------------    ----------    ------------    ---------   ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS  . . . . . . . . . $  3,154,535    $  117,726    $  8,017,289    $  19,391   $  6,189,562
                                                ============    ==========    ============    =========   ============


                                       See Notes To Financial Statements

                                                 ADVANCE CAPITAL I, INC.
                                            STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                                 EQUITY GROWTH                      BOND
                                                          ---------------------------    --------------------------
                                                           (Unaudited)                    (Unaudited)
                                                            Six months       Year          Six months      Year
                                                              ended          ended           ended         ended
                                                             June 30,        Dec. 31,       June 30,       Dec. 31,
                                                               1997           1996            1997           1996
                                                          ------------   ------------    ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)  . . . . . . . . . . . . $   (116,454)  $   (162,689)   $   142,796    $   293,150
    Net realized gain (loss) on investments . . . . . . .      171,609        128,865         16,783         14,890
    Net unrealized gain (loss) on investments . . . . . .    3,099,380      5,138,241        (41,853)      (189,341)
                                                          ------------   ------------    -----------    -----------
    Net increase in net assets resulting from operations.    3,154,535      5,104,417        117,726        118,699

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . . . .            0              0       (142,796)      (293,150)
    Net realized gain on investments  . . . . . . . . . .            0              0              0              0
                                                          ------------   ------------    -----------    -----------
    Total distributions to shareholders . . . . . . . . .            0              0       (142,796)      (293,150)

  Share Transactions:
    Net proceeds from sale of shares  . . . . . . . . . .    8,075,467     10,814,068        545,076        747,478
    Reinvestment of distributions . . . . . . . . . . . .            0              0        116,953        246,917
    Cost of shares reacquired . . . . . . . . . . . . . .   (2,307,544)    (2,776,738)      (879,179)      (916,571)
                                                          ------------   ------------    -----------    -----------
    Net increase (decrease) derived from share
      transactions  . . . . . . . . . . . . . . . . . . .    5,767,923      8,037,330       (217,150)        77,824
                                                          ------------   ------------    -----------    -----------
    Net increase (decrease) in net assets . . . . . . . .    8,922,458     13,141,747       (242,220)       (96,627)

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . . . .   38,766,893     25,625,146      4,430,486      4,527,113
                                                          ------------   ------------    -----------    -----------
    End of period . . . . . . . . . . . . . . . . . . . . $ 47,689,351   $ 38,766,893    $ 4,188,266    $ 4,430,486
                                                          ============   ============    ===========    ===========
NUMBER OF SHARES
    Sold  . . . . . . . . . . . . . . . . . . . . . . . .      551,771        792,133         53,467         71,788
    Shares issued from reinvestment of distributions  . .            0              0         11,411         23,856
    Reacquired  . . . . . . . . . . . . . . . . . . . . .     (156,355)      (202,707)       (85,591)       (88,198)
                                                          ------------   ------------    -----------    -----------
    Net increase (decrease) in shares outstanding   . . .      395,416        589,426        (20,713)         7,446

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . . . .    2,633,924      2,044,498        427,193        419,747
                                                          ------------   ------------    -----------    -----------
      End of period . . . . . . . . . . . . . . . . . . .    3,029,340      2,633,924        406,480        427,193
                                                          ============   ============    ===========    ===========

                                       See Notes To Financial Statements

                                               ADVANCE CAPITAL I, INC.
                                 STATEMENT OF CHANGES IN NET ASSETS - Continued
-------------------------------------------------------------------------------

                                                                                               LONG TERM
                                                                     BALANCED                   INCOME
                                                           ---------------------------   -------------------------
                                                           (Unaudited)                   (Unaudited)
                                                            Six months      Year          Six months      Year
                                                              ended         ended           ended         ended
                                                             June 30,       Dec. 31,       June 30,       Dec. 31,
                                                               1997           1996           1997          1996
                                                           ------------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) . . . . . . . . . . . . . $  1,245,650   $  2,108,825   $    40,548   $    93,827
    Net realized gain (loss) on investments  . . . . . . .      867,379      1,422,047       (16,004)         (897)
    Net unrealized gain (loss) on investments  . . . . . .    5,904,260      5,684,549        (5,153)      (65,828)
                                                           ------------   ------------   -----------   -----------
    Net increase in net assets resulting from operations .    8,017,289      9,215,421        19,391        27,102

  Distributions to Shareholders:
    Net investment income  . . . . . . . . . . . . . . . .   (1,245,650)    (2,108,825)      (40,548)      (93,827)
    Net realized gain on investments . . . . . . . . . . .            0     (1,422,047)            0             0
                                                           ------------   ------------   -----------   -----------
    Total distributions to shareholders  . . . . . . . . .   (1,245,650)    (3,530,872)      (40,548)      (93,827)

  Share Transactions:
    Net proceeds from sale of shares . . . . . . . . . . .    9,902,291     14,712,818         1,602        43,803
    Reinvestment of distributions  . . . . . . . . . . . .    1,232,833      3,500,989        35,965        86,013
    Cost of shares reacquired  . . . . . . . . . . . . . .   (4,074,920)    (7,995,453)     (262,632)     (118,662)
                                                           ------------   ------------   -----------   -----------
    Net increase (decrease) derived from share
      transactions . . . . . . . . . . . . . . . . . . . .    7,060,204     10,218,354      (225,065)       11,154
                                                           ------------   ------------   -----------   -----------
    Net increase (decrease) in net assets  . . . . . . . .   13,831,843     15,902,903      (246,222)      (55,571)

NET ASSETS
    Beginning of year  . . . . . . . . . . . . . . . . . .   75,201,673     59,298,770     1,394,796     1,450,367
                                                           ------------   ------------   -----------   -----------
    End of period  . . . . . . . . . . . . . . . . . . . . $ 89,033,516   $ 75,201,673   $ 1,148,574   $ 1,394,796
                                                           ============   ============   ===========   ===========
NUMBER OF SHARES
    Sold . . . . . . . . . . . . . . . . . . . . . . . . .      705,140      1,132,445           159         4,368
    Shares issued from reinvestment of distributions . . .       87,438        262,475         3,564         8,433
    Reacquired . . . . . . . . . . . . . . . . . . . . . .     (289,877)      (615,458)      (25,992)      (11,587)
                                                           ------------   ------------   -----------   -----------
    Net increase (decrease) in shares outstanding  . . . .      502,701        779,462       (22,269)        1,214

    Outstanding:
      Beginning of year  . . . . . . . . . . . . . . . . .    5,497,973      4,718,511       135,750       134,536
                                                           ------------   ------------   -----------   -----------
      End of period  . . . . . . . . . . . . . . . . . . .    6,000,674      5,497,973       113,481       135,750
                                                           ============   ============   ===========   ===========

                                       See Notes To Financial Statements

                                               ADVANCE CAPITAL I, INC.
                                 STATEMENT OF CHANGES IN NET ASSETS - Continued
-------------------------------------------------------------------------------

                                                                    RETIREMENT
                                                                      INCOME
                                                           -------------------------------
                                                           (Unaudited)
                                                            Six months          Year
                                                              ended             ended
                                                             June 30,           Dec. 31,
                                                               1997               1996
                                                           -------------     -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss) . . . . . . . . . . . . . $   6,480,960     $  11,712,302
    Net realized gain (loss) on investments  . . . . . . .       133,297          (456,673)
    Net unrealized gain (loss) on investments  . . . . . .      (424,695)       (3,666,825)
                                                           -------------     -------------
    Net increase in net assets resulting from operations .     6,189,562         7,588,804

  Distributions to Shareholders:
    Net investment income  . . . . . . . . . . . . . . . .    (6,480,960)      (11,712,302)
    Net realized gain on investments . . . . . . . . . . .             0                 0
                                                           -------------     -------------
    Total distributions to shareholders  . . . . . . . . .    (6,480,960)      (11,712,302)

  Share Transactions:
    Net proceeds from sale of shares . . . . . . . . . . .    17,301,985        39,730,156
    Reinvestment of distributions  . . . . . . . . . . . .     6,395,241        11,592,633
    Cost of shares reacquired  . . . . . . . . . . . . . .   (10,592,502)      (15,699,328)
                                                           -------------     -------------
    Net increase (decrease) derived from share
      transactions . . . . . . . . . . . . . . . . . . . .    13,104,724        35,623,461
                                                           -------------     -------------
    Net increase (decrease) in net assets  . . . . . . . .    12,813,326        31,499,963

NET ASSETS
    Beginning of year  . . . . . . . . . . . . . . . . . .   170,799,191       139,299,228
                                                           -------------     -------------
    End of period  . . . . . . . . . . . . . . . . . . . . $ 183,612,517     $ 170,799,191
                                                           =============     =============
NUMBER OF SHARES
    Sold . . . . . . . . . . . . . . . . . . . . . . . . .     1,714,834         3,902,770
    Shares issued from reinvestment of distributions . . .       634,125         1,150,356
    Reacquired . . . . . . . . . . . . . . . . . . . . . .    (1,049,284)       (1,557,136)
                                                           -------------     -------------
    Net increase (decrease) in shares outstanding  . . . .     1,299,675         3,495,990

    Outstanding:
      Beginning of year  . . . . . . . . . . . . . . . . .    16,747,398        13,251,408
                                                           -------------     -------------
      End of period  . . . . . . . . . . . . . . . . . . .    18,047,073        16,747,398
                                                           =============     =============

                                       See Notes To Financial Statements

                       NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1.  ORGANIZATION OF THE COMPANY

     Advance Capital I, Inc. (the COMPANY) is a Maryland Corporation organized on March 6, 1987 and commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the Equity Growth Fund, Bond Fund, Balanced Fund, Long Term Income Fund and Retirement Income Fund.

Note 2.  ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

     Securities for which exchanged quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Money market instruments held by the Funds with a remaining maturity of sixty days or less will be valued at cost which approximates market.

Expenses

     Most expenses of the COMPANY can be directly attributed to a fund. Expenses which cannot be directly attributed are generally apportioned between the Funds on the basis of average net assets.

Federal Income Taxes

     It is the COMPANY'S policy to meet the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided.

Dividends

     Income dividends in the Bond, Balanced, Long Term Income and Retirement Income Funds are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth Fund, if any, are declared annually and paid on the last business day of the year. Capital gain dividends, if any, are declared annually on the last business day of the year and are normally paid within 45 days.

Other

     Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the first-in, first-out method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital. All adjustments necessary to present a fair statement of results for the six months ended June 30, 1997 have been included. All adjustments were of a normal recurring nature.

Note 3.  TRANSACTIONS WITH AFFILIATES

     Advance Capital Management, Inc. (MANAGEMENT) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY'S investment adviser. T. Rowe Price Associates, Inc. (TRPA) serves as sub-advisor for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. (SERVICES) (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the COMPANY'S shares. Advance Capital Group, Inc. (GROUP) is the COMPANY'S Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to .70% of the average daily net assets of the Equity Growth and Balanced Funds, .50% of the average daily net assets of the Retirement Income Fund, and .40% of the average daily net assets of the Bond and Long Term Income Funds. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will reimburse SERVICES for actual expenses incurred in connection with the distribution of fund shares of the Equity Growth, Balanced and Retirement Income Funds, at a rate not to exceed .25% of each fund's average daily net assets.

     The COMPANY was charged investment advisory fees of $881,628 by MANAGEMENT for the six months ended June 30, 1997. The COMPANY was charged distribution fees of $373,780 by SERVICES for the six months ended June 30, 1997. SERVICES paid or accrued to brokerage firms a total of $7,170 for distributing COMPANY shares for the six months ended June 30, 1997. At June 30, 1997 the employee retirement plans sponsored by SERVICES owned 57,151 shares (1.9%) of the Equity Growth Fund and 6,991 shares (0.12%) of the Balanced Fund.

     Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Directors fees are only paid to outside directors and consist of a $2,500 annual retainer and an additional $250 per meeting.

Note 4.  INVESTMENT PORTFOLIO TRANSACTIONS

     The cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1997 were as follows:

		Equity			                   Long Term	Retirement
		Growth  	Bond	    Balanced	   Income       Income
                ------          ----        --------       ---------    ----------
Purchases	$10,083,610     $656,119    $11,599,759    $588,994     $28,276,109
Sales	          4,569,170      857,784      4,087,697     805,433      11,905,719

     The cost of purchases and proceeds from sales of U.S. Government Securities included above were as follows:

		Equity			                   Long Term	Retirement
		Growth          Bond        Balanced       Income	Income
                ------          ----        --------       ---------    ----------
Purchases       None            $104,895    $992,188       $464,619     $8,479,219
Sales           None             403,084     534,609         68,611      2,933,906

     Gross unrealized appreciation and depreciation of investments for book and tax purposes as of June 30, 1997 were as follows:

		Equity                                     Long Term    Retirement
		Growth          Bond         Balanced      Income       Income
                ------          ----         --------      --------     ----------
Appreciation    $15,861,086     $137,150     $23,554,990   $15,756      $6,363,768
Depreciation      1,492,319       27,932         980,620    13,782       1,958,323

Note 5.  CASH

     As of June 30, 1997, substantially all cash was invested in the Monitor Money Market Fund, bearing interest at a variable rate (approximately 5.2%).

Note 6.  CAPITAL LOSS CARRYOVERS

     At December 31, 1996, capital loss carryovers and their expiration dates were as follows:

                        Equity                      Long Term       Retirement
                        Growth         Bond         Income          Income
                        ------         ----         ---------       ----------
December 31, 2002       $127,785       $1,070       $5,759          $204,500
December 31, 2003              0            0            0           309,780
December 31, 2004      	       0            0          897	     456,673
                        --------       ------       ------          --------
Total                   $127,785       $1,070       $6,656          $970,953
                        ========       ======       ======          ========

Note 7.  AUTHORIZED SHARES

     The Fund has one billion authorized shares of common stock, par value of $.001 per share. Each of the Fund's five portfolios has 200 million shares authorized.

Note 8.  SUBSEQUENT EVENT

     On August 15, 1997, a majority of the shareholders of the Long Term Income Fund approved the liquidation and dissolution of the Fund pursuant to the provisions of the Plan of Liquidation and Termination as authorized and directed by the Board of Directors.

Advance Capital I, Inc.
                                        ADVANCE CAPITAL I Inc.
                                        An investment company with five funds
INVESTMENT ADVISER:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

SUB-ADVISER:                            EQUITY GROWTH FUND
(Equity Growth and Balanced Funds)      BOND FUND
T. Rowe Price Associates, Inc.          BALANCED FUND
100 East Pratt Street                   LONG TERM INCOME FUND
Baltimore, Maryland 21202               RETIREMENT INCOME FUND

DISTRIBUTOR:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:
Huntington Banks of Michigan
220 Park Street, Suite 100
Birmingham, Michigan 48009

OFFICERS:
John C. Shoemaker, President
Robert J. Cappelli, Vice President & Treasurer
Charles J. Cobb, Vice President
Kathy J. Harkleroad, Secretary

BOARD OF DIRECTORS:
Joseph A. Ahern
Richard W. Holtcamp
Harry Kalajian                          SEMI-ANNUAL REPORT
John C. Shoemaker                       JUNE 30, 1997
Frank R. Zimmerman